UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders

Fidelity®

California
Municipal Income
Fund

Semiannual Report

August 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 1,046.90	$ 3.82
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.77
Class T
Actual	$ 1,000.00	$ 1,046.90	$ 3.77
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.72
Class B
Actual	$ 1,000.00	$ 1,043.50	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class C
Actual	$ 1,000.00	$ 1,043.10	$ 7.62
HypotheticalA	$ 1,000.00	$ 1,017.74	$ 7.53
California Municipal Income
Actual	$ 1,000.00	$ 1,048.50	$ 2.38
HypotheticalA	$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class
Actual	$ 1,000.00	$ 1,048.30	$ 2.48
HypotheticalA	$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.74%
Class T	.73%
Class B	1.40%
Class C	1.48%
California Municipal Income	.46%
Institutional Class	.48%

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.6	38.2
Transportation	12.2	12.1
Water & Sewer	8.7	7.9
Health Care	8.4	5.3
Escrowed/Pre-Refunded	8.1	8.9
Weighted Average Maturity as of August 31, 2008
		6 months ago
Years	8.5	11.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	7.5	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
AAA 16.0%	AAA 48.1%
AA,A 76.0%	AA,A 44.3%
BBB 4.9%	BBB 4.2%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 2.2%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount (000s)	Value (000s)
California - 98.3%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.):
4.625% 8/1/16	$ 380	$ 359
4.625% 8/1/17	405	377
5% 8/1/18	530	506
5% 8/1/19	555	522
5% 8/1/20	585	543
5% 8/1/23	1,940	1,749
ABC Unified School District Series C:
0% 8/1/31 (FGIC Insured)	2,720	761
0% 8/1/32 (FGIC Insured)	3,760	985
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,764
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,822
5% 12/1/20 (AMBAC Insured)	2,810	2,928
0% 6/15/17 (MBIA Insured)	2,310	1,572
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,903
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,629
5.5% 4/1/26 (FSA Insured)	1,000	1,012
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series A, 6% 9/1/24 (FSA Insured)	1,000	1,174
Series C:
0% 9/1/19 (FSA Insured)	1,285	781
0% 9/1/22 (FSA Insured)	5,150	2,595
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,597
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,315
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,183
5% 8/1/17 (FGIC Insured)	5,030	5,263
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,939
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,181
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,314
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,425
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Burbank Unified School District:
Series B, 0% 8/1/20 (FGIC Insured)	$ 3,835	$ 2,147
Series C, 0% 8/1/20 (FGIC Insured)	5,865	3,209
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,168
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,906
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,045
0% 8/1/12 (AMBAC Insured)	2,800	2,452
0% 8/1/17 (AMBAC Insured)	1,000	677
0% 8/1/18 (AMBAC Insured)	2,000	1,277
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	850
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,055
5.5% 5/1/14 (AMBAC Insured)	7,935	8,671
5.5% 5/1/15 (AMBAC Insured)	8,400	9,097
6% 5/1/13	2,320	2,580
6% 5/1/14	7,500	8,322
6% 5/1/14 (MBIA Insured)	2,000	2,217
California Econ. Recovery:
Series 2008 B, 4%, tender 3/1/10 (c)	4,000	4,105
Series 2008 B7, 5%, tender 7/1/11 (c)	3,100	3,311
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series A:
6% 3/1/33	1,000	1,048
6% 3/1/38	1,000	1,043
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,572
5% 2/1/17	1,000	975
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,612
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	595
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,112
5.25% 9/1/26	7,910	8,236
(Stanford Univ. Proj.) Series O, 5.125% 1/1/31	5,000	5,033
California Gen. Oblig.:
Series 1, 5% 9/1/17	1,770	1,895
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2005, 5.5% 6/1/28	$ 275	$ 280
Series 2007:
5.625% 5/1/20	150	156
5.625% 5/1/26	215	223
5.75% 5/1/30	160	166
4.5% 8/1/30	4,135	3,814
4.5% 10/1/36	3,210	2,874
5% 3/1/15	2,545	2,754
5% 12/1/21	10,000	10,334
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,883
5% 2/1/23	1,095	1,115
5% 2/1/26 (AMBAC Insured)	1,500	1,519
5% 3/1/26	2,800	2,830
5% 6/1/26	4,300	4,341
5% 6/1/27 (AMBAC Insured)	2,800	2,825
5% 6/1/29	5,005	5,010
5% 2/1/31 (MBIA Insured)	2,800	2,774
5% 4/1/31 (AMBAC Insured)	5	5
5% 6/1/31	2,000	1,981
5% 12/1/31 (MBIA Insured)	2,000	1,981
5% 10/1/32 (MBIA Insured)	1,000	986
5% 8/1/33	3,400	3,343
5.125% 11/1/24	2,800	2,871
5.125% 2/1/26	2,800	2,852
5.25% 3/1/12	3,000	3,238
5.25% 10/1/14	140	140
5.25% 2/1/15	2,315	2,510
5.25% 2/1/15 (MBIA Insured)	5,040	5,465
5.25% 2/1/16	7,500	8,076
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,200
5.25% 2/1/20	6,805	7,156
5.25% 2/1/22	2,020	2,090
5.25% 11/1/26	1,060	1,090
5.25% 2/1/27 (MBIA Insured)	5,490	5,624
5.25% 4/1/27	5	5
5.25% 2/1/28	5,085	5,177
5.25% 2/1/29	5,000	5,072
5.25% 4/1/29	5	5
5.25% 11/1/29	5,000	5,072
5.25% 4/1/30	35	35
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/33	$ 8,150	$ 8,172
5.25% 12/1/33	105	105
5.25% 3/1/38	23,075	23,080
5.375% 4/1/15 (MBIA Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	2,855	3,052
5.5% 5/1/13 (MBIA Insured)	100	105
5.5% 4/1/28	5	5
5.5% 8/1/29	15,400	16,081
5.5% 4/1/30	25	26
5.5% 8/1/30	10,900	11,339
5.5% 11/1/33	34,870	35,524
6% 4/1/18	2,545	2,933
6.75% 8/1/12	1,100	1,254
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,116
Series 2008 H, 5.125% 7/1/22	3,000	2,986
Series 2008 L, 5.125% 7/1/22	3,000	2,991
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/14	1,485	1,563
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,334
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	6,200	6,329
(Sutter Health Proj.) Series A:
5% 8/15/14	3,870	4,132
5% 8/15/15	4,500	4,799
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	6,477	3,781
Series 1983 B, 0% 8/1/15	80	40
Series 1998 J, 4.85% 8/1/27 (MBIA Insured) (d)	330	330
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,014
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,075
5% 12/1/32	1,000	969
5% 12/1/42	3,000	2,827
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,055
5.25% 2/1/32 (AMBAC Insured)	6,295	6,374
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
Series 2005, 5% 10/1/33	$ 7,235	$ 7,325
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) 5% 4/1/22	1,090	1,104
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (MBIA Insured) (d)	4,335	4,478
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,451
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A:
5%, tender 5/1/13 (c)(d)	3,000	2,898
5.125%, tender 5/1/14 (c)(d)	9,000	8,655
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,147
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,804
5% 6/1/14	2,000	2,158
5.25% 6/1/24	5,400	5,516
5.25% 6/1/25	5,000	5,090
5.25% 6/1/30	4,000	4,015
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,515
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,883
5% 11/1/21	2,020	2,066
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,935
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,307
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,847
Series A:
5.25% 6/1/12	2,485	2,668
5.5% 6/1/15	1,000	1,097
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,662
5% 11/1/16 (FGIC Insured)	2,000	2,165
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	2,000	2,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (MBIA Insured)	$ 1,000	$ 1,089
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,540
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,673
5.5% 6/1/17 (MBIA Insured)	4,775	5,200
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,426
(Dept. of Gen. Services Butterfield Proj.) Series A, 5% 6/1/23	2,900	2,931
(Dept. of Mental Health Proj.) Series A:
5% 6/1/25	3,000	3,003
5.125% 6/1/29	5,000	4,996
5.5% 6/1/19	2,000	2,145
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,191
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/20 (FGIC Insured)	3,335	3,444
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,625
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (MBIA Insured)	5,165	5,264
5.25% 11/1/23 (MBIA Insured)	3,500	3,657
Series E:
5% 10/1/23	2,410	2,481
5.25% 10/1/21	2,900	3,074
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	2,545	2,571
Series 2005 H, 5% 6/1/16	5,000	5,329
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,895
Series 2005 K, 5% 11/1/17	5,625	5,954
California State Univ. Rev. (Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,376
5.5% 11/1/16 (AMBAC Insured)	1,500	1,621
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	7,981
Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	$ 5,000	$ 4,845
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,867
(Daughters of Charity Health Sys. Proj.):
Series 2005 G, 5.25% 7/1/13	1,475	1,515
Series A, 5.25% 7/1/35	12,770	11,391
Series G, 5.25% 7/1/12	900	924
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	130
5% 8/15/19	50	51
5.75% 8/15/38	3,000	3,007
6.25% 8/15/33	2,500	2,611
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	3,034
(Kaiser Permanente Health Sys. Proj.):
Series B, 2.65% 4/1/36 (c)	6,500	4,652
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,781
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	1,807
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,066
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	8,900	9,155
(Sutter Health Systems Proj.):
Series 2005 A, 5% 11/15/43 (MBIA Insured)	4,125	3,973
Series B, 5.625% 8/15/42	5,000	5,050
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,450	1,657
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (e)	155	161
6% 7/1/09 (Escrowed to Maturity) (e)	505	524
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,276
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,682
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series A:
5% 11/1/24 (AMBAC Insured)	1,000	1,027
5% 11/1/25 (AMBAC Insured)	3,820	3,907
5% 11/1/33 (AMBAC Insured)	5,000	4,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	$ 3,295	$ 3,159
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,246
Commerce Refuse to Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,690
5.5% 7/1/15 (MBIA Insured)	2,685	2,943
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,452
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,544
5% 8/1/25 (FSA Insured)	1,435	1,488
5% 8/1/26 (FSA Insured)	2,000	2,067
5% 8/1/27 (FSA Insured)	1,785	1,838
5% 8/1/31 (FSA Insured)	5,000	5,075
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	5,600	5,619
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,010	1,114
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,266
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,847
Davis Spl. Tax Rev.:
5% 9/1/11 (AMBAC Insured)	595	627
5% 9/1/12 (AMBAC Insured)	625	667
5% 9/1/13 (AMBAC Insured)	655	704
5% 9/1/14 (AMBAC Insured)	690	740
5% 9/1/15 (AMBAC Insured)	725	779
5% 9/1/18 (AMBAC Insured)	835	877
5% 9/1/20 (AMBAC Insured)	925	956
5% 9/1/22 (AMBAC Insured)	1,020	1,034
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,824
5% 4/1/12	4,210	4,272
5% 4/1/13	1,830	1,855
5.25% 4/1/09	1,600	1,622
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	19,850	20,029
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H:
5% 7/1/33	2,500	2,461
5% 7/1/35	2,500	2,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	$ 8,340	$ 8,544
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,557
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,389
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series A:
5% 7/1/23 (Berkshire Hathaway Assurance Corp. Insured)	5,000	5,229
5% 7/1/24 (Berkshire Hathaway Assurance Corp. Insured)	5,350	5,569
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	720
0% 10/1/25 (AMBAC Insured)	1,665	677
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	954
0% 8/1/21 (MBIA Insured)	1,000	533
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,614
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	1,225	1,210
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,162
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 5% 5/1/37 (CIFG North America Insured)	2,500	2,267
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	704
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (MBIA Insured)	2,430	1,863
0% 8/1/19 (MBIA Insured)	5,365	3,274
0% 8/1/20 (MBIA Insured)	6,425	3,682
Series 1999 B, 0% 8/1/24 (FGIC Insured)	5,000	2,234
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1999:
0% 1/15/27 (a)	4,000	3,589
0% 1/15/27 (MBIA Insured) (a)	4,500	4,357
0% 1/15/29 (a)	4,000	3,643
5% 1/15/16 (MBIA Insured)	5,860	5,966
5.75% 1/15/40	8,155	7,857
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	$ 18,535	$ 14,994
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	687
5% 1/1/35 (MBIA Insured)	24,070	21,664
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	983
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,307
5.75% 7/1/30 (MBIA Insured)	1,000	1,044
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20 (AMBAC Insured)	2,645	2,756
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,047
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.625% 6/1/40 (Pre-Refunded to 6/1/13 @ 100) (e)	2,900	3,339
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,402
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (e)	1,475	1,634
Series A:
5% 6/1/45	13,425	11,881
5% 6/1/45 (FGIC Insured)	2,775	2,476
Series A1:
5% 6/1/11	1,470	1,496
5% 6/1/12	1,400	1,423
5% 6/1/13	1,000	1,011
5% 6/1/14	2,000	1,997
5% 6/1/15	1,000	990
5% 6/1/33	3,000	2,369
Series B:
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,824
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	8,300	9,149
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,756
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	$ 555	$ 624
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,381
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series A:
5.25% 11/15/19	2,500	2,473
5.25% 11/15/21	3,790	3,664
Long Beach Hbr. Rev.:
Series 2000 A, 5.25% 5/15/23 (FGIC Insured) (d)	6,505	6,533
Series A:
5% 5/15/11 (MBIA Insured) (d)	1,000	1,047
5% 5/15/14 (FGIC Insured) (d)	2,000	2,117
5% 5/15/15 (FGIC Insured) (d)	1,000	1,059
5% 5/15/22 (MBIA Insured) (d)	2,735	2,749
6% 5/15/10 (FGIC Insured) (d)	1,000	1,049
6% 5/15/12 (FGIC Insured) (d)	3,500	3,798
Los Angeles Cmnty. College District:
Series 2005 A, 5.25% 8/1/14 (FSA Insured)	4,075	4,566
Series A:
5% 8/1/19 (FGIC Insured)	3,215	3,459
5% 8/1/20 (FGIC Insured)	2,415	2,568
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,818
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,897
(Disney Parking Proj.):
0% 3/1/10	2,000	1,917
0% 3/1/11	1,950	1,808
0% 3/1/12	2,180	1,939
0% 3/1/13	6,490	5,509
0% 9/1/14 (AMBAC Insured)	3,860	3,073
0% 3/1/18	3,000	1,943
0% 3/1/19	3,200	1,932
0% 3/1/20	1,000	569
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,143
5.375% 9/1/17 (FSA Insured)	1,095	1,192
5.375% 9/1/18 (FSA Insured)	1,155	1,250
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B: - continued
5.375% 9/1/19 (FSA Insured)	$ 1,210	$ 1,302
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,785
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,064
5% 5/15/18 (MBIA Insured) (d)	1,410	1,426
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,053
5.25% 5/15/19 (FGIC Insured)	3,000	3,130
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,124
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,397
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	5,000	5,060
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 1998, 5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,723
Series 2001 A, 5.125% 7/1/41	15,000	15,040
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,501
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,024
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,518
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,265	14,949
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,670
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2002 E, 5.5% 7/1/14 (MBIA Insured)	4,300	4,673
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,217
Series H, 5% 7/1/18 (FSA Insured)	1,500	1,643
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,990	2,381
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,341
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	538
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	17,800	18,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	$ 2,000	$ 1,047
0% 8/1/25 (FGIC Insured)	2,800	1,149
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,548
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,618
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (MBIA Insured) (Escrowed to Maturity) (e)	5,000	5,372
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,157
Series B, 5.5% 7/1/35 (b)	3,800	3,860
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	686
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	620
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,785
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	543
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,252
Natomas Unified School District 5.25% 8/1/30 (FGIC Insured)	5,150	5,208
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,367
12% 8/1/17 (FSA Insured)	1,000	1,626
North City West School Facilities Fing. Auth. Spl. Tax:
Series B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,567
Series C:
5% 9/1/16 (AMBAC Insured)	1,000	1,062
5% 9/1/17 (AMBAC Insured)	2,735	2,895
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	2,300	2,337
Northern California Power Agency Rev. (Hydroelectric Number One Proj.):
Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,085
Series 2008 C, 5% 7/1/12	2,500	2,669
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	$ 6,100	$ 6,801
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,059
Oakland Joint Powers Fing. Auth. Series A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,163
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,097
5.5% 9/1/17 (FGIC Insured)	3,000	3,156
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	3,090
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,380
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,749
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,301
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,015
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,819
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,887
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,184
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,009
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,591
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,107
0% 8/1/21 (FGIC Insured)	1,000	517
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,615	1,613
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,164
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (FGIC Insured) (d)	5,285	5,340
5.75% 11/1/15 (FGIC Insured) (d)	4,030	4,114
Series 2002 N:
5% 11/1/12 (MBIA Insured) (d)	2,800	2,941
5% 11/1/15 (MBIA Insured) (d)	5,850	5,964
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2002 N:
5% 11/1/17 (MBIA Insured) (d)	$ 3,355	$ 3,379
5% 11/1/18 (MBIA Insured) (d)	2,740	2,743
Series A:
5% 11/1/14 (MBIA Insured) (d)	10,910	11,271
5% 11/1/16 (MBIA Insured) (d)	2,885	2,941
5% 11/1/17 (MBIA Insured) (d)	2,185	2,204
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,444
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	1,890	1,790
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,770	5,382
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	3,065	3,106
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,762
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (MBIA Insured)	3,500	3,436
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,702
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	10	10
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,949
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,096
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,068
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,167
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,836
Riverside County Trans. Commission Sales Tax Rev.:
4%, tender 12/1/09 (c)	2,445	2,488
5%, tender 12/1/09 (c)	3,300	3,398
Rocklin Unified School District Series 2002:
0% 8/1/24 (FGIC Insured)	1,370	593
0% 8/1/25 (FGIC Insured)	2,725	1,109
0% 8/1/26 (FGIC Insured)	1,365	522
Roseville City School District Series 2002 A:
0% 8/1/25 (FGIC Insured)	1,745	716
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville City School District Series 2002 A: - continued
0% 8/1/27 (FGIC Insured)	$ 1,940	$ 703
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,184
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,805
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,588
Series R, 5% 8/15/33 (MBIA Insured)	6,825	6,673
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,670
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,697
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,035
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,338
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,145
5% 11/15/17 (AMBAC Insured)	2,000	2,123
5% 11/15/18 (AMBAC Insured)	2,000	2,102
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,319
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,812
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,318
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29 (FSA Insured)	5,000	5,087
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,703
Series 2002 D:
5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,724
5.25% 7/1/20 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,000	4,369
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,638
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	6,842
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	$ 6,000	$ 6,071
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,566
Second Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,666
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,382
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,026
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	6,810	6,781
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,397
Series A:
0% 8/1/09 (FGIC Insured)	5	5
0% 8/1/10 (FGIC Insured)	1,085	1,027
San Jacinto Unified School District 5.25% 8/1/32 (FSA Insured)	3,080	3,184
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,819
5% 11/15/21 (MBIA Insured)	3,645	3,707
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A:
0% 1/15/26 (MBIA Insured)	11,000	4,015
5.5% 1/15/28	1,060	961
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,158
0% 1/15/12 (MBIA Insured)	7,000	6,223
0% 1/15/15 (MBIA Insured)	5,000	3,797
0% 1/15/20 (MBIA Insured)	3,765	2,059
0% 1/15/31 (MBIA Insured)	5,000	1,293
San Jose Int'l. Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,045
5% 3/1/24 (AMBAC Insured) (d)	9,690	8,968
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,764
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,782
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	1,996
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	$ 1,000	$ 1,021
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,544
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,965
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	937
0% 9/1/25 (FGIC Insured)	1,490	619
0% 9/1/26 (FGIC Insured)	1,500	586
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,148
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.):
Series B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,910
Series C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,184
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,159
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,247
0% 9/1/22 (AMBAC Insured)	2,900	1,422
0% 9/1/25 (AMBAC Insured)	6,800	2,777
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	5,017
Shasta Union High School District:
Series 2002, 0% 8/1/26 (FGIC Insured)	1,000	382
Series 2003, 0% 5/1/28 (MBIA Insured)	3,340	1,098
Sierra View Local Health Care District Rev. 5.25% 7/1/37	1,500	1,344
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,510
6.75% 7/1/11	6,500	7,176
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (FGIC Insured)	2,495	921
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,401
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	16,900	17,893
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,015	1,833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	$ 3,000	$ 3,055
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,359
6% 6/1/22	1,100	1,150
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,423
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	639
0% 9/1/21 (FGIC Insured)	2,995	1,571
Univ. of California Revs.:
(Ltd. Proj.):
Series B:
5% 5/15/20 (FSA Insured)	2,800	2,921
5% 5/15/33 (FSA Insured)	1,000	1,007
Series D, 5% 5/15/25 (FGIC Insured)	4,250	4,313
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	835
5.5% 5/15/24 (AMBAC Insured)	370	392
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	20,787	21,493
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	1,500	1,458
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,147
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,264
5% 5/15/17 (FSA Insured)	4,000	4,272
5.25% 5/15/16 (AMBAC Insured)	5,000	5,423
Series C, 4.75% 5/15/37 (MBIA Insured)	3,330	3,150
Series K, 5% 5/15/22	6,455	6,765
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	8,500	8,516
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,877
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,124
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,551
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,889
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (MBIA Insured)	2,120	2,206
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	$ 2,875	$ 868
0% 8/1/31 (FGIC Insured)	2,715	768
0% 8/1/32 (FGIC Insured)	1,315	349
5.25% 8/1/16 (FGIC Insured)	1,000	1,081
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,440
5% 7/1/25	1,665	1,619
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	19,000	20,085
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	4,300	4,361
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,089
		1,645,439
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,106
5.875% 7/1/35	1,875	1,803
		2,909
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.837% 7/1/21 (FGIC Insured) (c)	4,600	3,865
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,229
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,500	1,475
		12,569
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 566
5.25% 10/1/15	1,255	1,290
		1,856
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,658,289)	1,662,773
NET OTHER ASSETS - 0.6%	10,635
NET ASSETS - 100%	$ 1,673,408
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,493,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 20,787
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,662,773	$ -	$ 1,662,773	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.6%
Transportation	12.2%
Water & Sewer	8.7%
Health Care	8.4%
Escrowed/Pre-Refunded	8.1%
Education	5.7%
Electric Utilities	5.2%
Others* (individually less than 5%)	12.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,658,289)		$ 1,662,773
Receivable for investments sold		600
Receivable for fund shares sold		1,240
Interest receivable		17,941
Prepaid expenses		1
Other receivables		69
Total assets		1,682,624

Liabilities
Payable to custodian bank	$ 1,978
Payable for investments purchased on a delayed delivery basis	3,872
Payable for fund shares redeemed	576
Distributions payable	1,734
Accrued management fee	507
Distribution fees payable	20
Other affiliated payables	498
Other payables and accrued expenses	31
Total liabilities		9,216

Net Assets		$ 1,673,408
Net Assets consist of:
Paid in capital		$ 1,673,515
Undistributed net investment income		1,368
Accumulated undistributed net realized gain (loss) on investments		(5,959)
Net unrealized appreciation (depreciation) on investments		4,484
Net Assets		$ 1,673,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,752 ÷ 2,492.6 shares)	$ 11.94

Maximum offering price per share (100/96.00 of $11.94)	$ 12.44
Class T: Net Asset Value and redemption price per share ($7,414 ÷ 619.9 shares)	$ 11.96

Maximum offering price per share (100/96.00 of $11.96)	$ 12.46
Class B: Net Asset Value and offering price per share ($4,563 ÷ 382.6 shares)A	$ 11.93

Class C: Net Asset Value and offering price per share ($10,697 ÷ 897.4 shares)A	$ 11.92

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,603,595 ÷ 134,501.4 shares)	$ 11.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,387 ÷ 1,455.8 shares)	$ 11.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2008 (Unaudited)

Investment Income
Interest		$ 38,724

Expenses
Management fee	$ 3,083
Transfer agent fees	581
Distribution fees	108
Accounting fees and expenses	157
Custodian fees and expenses	12
Independent trustees' compensation	4
Registration fees	69
Audit	25
Legal	3
Miscellaneous	6
Total expenses before reductions	4,048
Expense reductions	(132)	3,916
Net investment income		34,808
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,330)
Futures contracts	286
Total net realized gain (loss)		(3,044)
Change in net unrealized appreciation (depreciation) on: Investment securities	45,831
Futures contracts	(268)
Total change in net unrealized appreciation (depreciation)		45,563
Net gain (loss)		42,519
Net increase (decrease) in net assets resulting from operations		$ 77,327

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 34,808	$ 65,641
Net realized gain (loss)	(3,044)	5,976
Change in net unrealized appreciation (depreciation)	45,563	(105,132)
Net increase (decrease) in net assets resulting from operations	77,327	(33,515)
Distributions to shareholders from net investment income	(34,725)	(65,536)
Distributions to shareholders from net realized gain	(568)	(9,277)
Total distributions	(35,293)	(74,813)
Share transactions - net increase (decrease)	39,019	48,978
Redemption fees	15	24
Total increase (decrease) in net assets	81,068	(59,326)

Net Assets
Beginning of period	1,592,340	1,651,666
End of period (including undistributed net investment income of $1,368 and undistributed net investment income of $1,326, respectively)	$ 1,673,408	$ 1,592,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 12.41	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Income from Investment Operations
Net investment income E	.229	.457	.478	.490	.505	.521
Net realized and unrealized gain (loss)	.314	(.711)	.050	(.025)	(.149)	.248
Total from investment operations	.543	(.254)	.528	.465	.356	.769
Distributions from net investment income	(.229)	(.457)	(.483)	(.490)	(.501)	(.517)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.233)	(.526)	(.578)	(.565)	(.636)	(.689)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.94	$ 11.63	$ 12.41	$ 12.46	$ 12.56	$ 12.84
Total Return B, C, D	4.69%	(2.15)%	4.36%	3.78%	2.92%	6.25%
Ratios to Average Net Assets F
Expenses before reductions	.74%A	.73%	.64%	.65%	.66%	.65%
Expenses net of fee waivers, if any	.74%A	.73%	.64%	.65%	.66%	.65%
Expenses net of all reductions	.72%A	.70%	.62%	.62%	.65%	.65%
Net investment income	3.82%A	3.76%	3.88%	3.93%	4.04%	4.12%
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 20	$ 13	$ 11	$ 7	$ 6
Portfolio turnover rate	28%A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 12.43	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Income from Investment Operations
Net investment income E	.231	.458	.466	.477	.492	.508
Net realized and unrealized gain (loss)	.313	(.712)	.048	(.027)	(.150)	.237
Total from investment operations	.544	(.254)	.514	.450	.342	.745
Distributions from net investment income	(.230)	(.457)	(.469)	(.475)	(.487)	(.503)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.234)	(.526)	(.564)	(.550)	(.622)	(.675)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.96	$ 11.65	$ 12.43	$ 12.48	$ 12.58	$ 12.86
Total Return B, C, D	4.69%	(2.15)%	4.24%	3.66%	2.80%	6.04%
Ratios to Average Net Assets F
Expenses before reductions	.73% A	.74%	.75%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.73%A	.74%	.75%	.77%	.77%	.76%
Expenses net of all reductions	.71%A	.70%	.72%	.73%	.76%	.76%
Net investment income	3.84%A	3.75%	3.77%	3.81%	3.93%	4.01%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 5	$ 5	$ 4	$ 3	$ 4
Portfolio turnover rate	28%A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 12.40	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Income from Investment Operations
Net investment income E	.191	.376	.383	.394	.409	.426
Net realized and unrealized gain (loss)	.313	(.712)	.049	(.026)	(.159)	.248
Total from investment operations	.504	(.336)	.432	.368	.250	.674
Distributions from net investment income	(.190)	(.375)	(.387)	(.393)	(.405)	(.422)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.194)	(.444)	(.482)	(.468)	(.540)	(.594)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.93	$ 11.62	$ 12.40	$ 12.45	$ 12.55	$ 12.84
Total Return B, C, D	4.35%	(2.81)%	3.57%	2.99%	2.06%	5.46%
Ratios to Average Net Assets F
Expenses before reductions	1.40% A	1.41%	1.41%	1.42%	1.42%	1.41%
Expenses net of fee waivers, if any	1.40% A	1.41%	1.41%	1.42%	1.42%	1.41%
Expenses net of all reductions	1.38% A	1.37%	1.39%	1.39%	1.41%	1.40%
Net investment income	3.17% A	3.08%	3.11%	3.15%	3.28%	3.37%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 5	$ 5	$ 5
Portfolio turnover rate	28% A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 12.40	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Income from Investment Operations
Net investment income E	.185	.364	.371	.382	.397	.411
Net realized and unrealized gain (loss)	.314	(.721)	.061	(.035)	(.149)	.248
Total from investment operations	.499	(.357)	.432	.347	.248	.659
Distributions from net investment income	(.185)	(.364)	(.377)	(.382)	(.393)	(.407)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.189)	(.433)	(.472)	(.457)	(.528)	(.579)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.92	$ 11.61	$ 12.40	$ 12.44	$ 12.55	$ 12.83
Total Return B, C, D	4.31%	(2.98)%	3.56%	2.81%	2.04%	5.34%
Ratios to Average Net Assets F
Expenses before reductions	1.48% A	1.50%	1.50%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.48% A	1.50%	1.50%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.46% A	1.47%	1.48%	1.49%	1.51%	1.51%
Net investment income	3.09% A	2.99%	3.02%	3.06%	3.18%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 8	$ 10	$ 10	$ 11	$ 12
Portfolio turnover rate	28% A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 F

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 12.40	$ 12.45	$ 12.55	$ 12.83	$ 12.75
Income from Investment Operations
Net investment income D	.247	.491	.499	.512	.527	.544
Net realized and unrealized gain (loss)	.313	(.722)	.050	(.025)	(.149)	.247
Total from investment operations	.560	(.231)	.549	.487	.378	.791
Distributions from net investment income	(.246)	(.490)	(.504)	(.512)	(.523)	(.539)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.250)	(.559)	(.599)	(.587)	(.658)	(.711)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 11.92	$ 11.61	$ 12.40	$ 12.45	$ 12.55	$ 12.83
Total Return B, C	4.85%	(1.97)%	4.55%	3.97%	3.11%	6.44%
Ratios to Average Net Assets E
Expenses before reductions	.46% A	.46%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46% A	.46%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.45% A	.43%	.44%	.45%	.47%	.48%
Net investment income	4.10% A	4.03%	4.05%	4.10%	4.22%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,604	$ 1,543	$ 1,611	$ 1,601	$ 1,506	$ 1,550
Portfolio turnover rate	28% A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 F

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 12.42	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Income from Investment Operations
Net investment income D	.245	.486	.493	.509	.529	.546
Net realized and unrealized gain (loss)	.314	(.722)	.049	(.025)	(.151)	.254
Total from investment operations	.559	(.236)	.542	.484	.378	.800
Distributions from net investment income	(.245)	(.485)	(.497)	(.509)	(.523)	(.538)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.249)	(.554)	(.592)	(.584)	(.658)	(.710)
Redemption fees added to paid in capitalD, G	-	-	-	-	-	-
Net asset value, end of period	$ 11.94	$ 11.63	$ 12.42	$ 12.47	$ 12.57	$ 12.85
Total Return B, C	4.83%	(2.00)%	4.48%	3.94%	3.10%	6.51%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.50%	.53%	.50%	.47%	.49%
Expenses net of fee waivers, if any	.48%A	.50%	.53%	.50%	.47%	.49%
Expenses net of all reductions	.47%A	.47%	.50%	.46%	.47%	.49%
Net investment income	4.08%A	3.99%	3.99%	4.08%	4.23%	4.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,387	$ 10,930	$ 7,882	$ 2,143	$ 1,057	$ 264
Portfolio turnover rate	28%A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 37,079
Unrealized depreciation	(31,314)
Net unrealized appreciation (depreciation)	$ 5,765
Cost for federal income tax purposes	$ 1,657,008

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $283,773 and $232,752, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 30	$ 5
Class T	0%	.25%	8	-
Class B	.65%	.25%	22	16
Class C	.75%	.25%	48	12
			$ 108	$ 33

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	2
Class B*	12
Class C*	1
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 12.10
Class T	3.08
Class B	3.11
Class C	4.09
California Municipal Income	552.07
Institutional Class	7.09
	$ 581

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $12 and $112, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
California Municipal Income	$ 8

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
From net investment income
Class A	$ 457	$ 552
Class T	123	183
Class B	77	158
Class C	151	275
California Municipal Income	33,586	64,032
Institutional Class	331	336
Total	$ 34,725	$ 65,536
From net realized gain
Class A	$ 7	$ 81
Class T	2	28
Class B	2	30
Class C	3	53
California Municipal Income	549	9,038
Institutional Class	5	47
Total	$ 568	$ 9,277

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Class A
Shares sold	1,111	1,031	$ 13,269	$ 12,553
Reinvestment of distributions	24	32	286	389
Shares redeemed	(341)	(410)	(4,094)	(5,007)
Net increase (decrease)	794	653	$ 9,461	$ 7,935
Class T
Shares sold	202	88	$ 2,422	$ 1,089
Reinvestment of distributions	8	14	96	167
Shares redeemed	(32)	(58)	(389)	(712)
Net increase (decrease)	178	44	$ 2,129	$ 544
Class B
Shares sold	44	50	$ 526	$ 610
Reinvestment of distributions	3	6	32	72
Shares redeemed	(82)	(62)	(980)	(759)
Net increase (decrease)	(35)	(6)	$ (422)	$ (77)
Class C
Shares sold	281	204	$ 3,352	$ 2,490
Reinvestment of distributions	7	15	86	183
Shares redeemed	(99)	(305)	(1,175)	(3,710)
Net increase (decrease)	189	(86)	$ 2,263	$ (1,037)
California Municipal Income
Shares sold	18,755	28,642	$ 223,682	$ 349,083
Reinvestment of distributions	1,957	4,111	23,312	49,922
Shares redeemed	(19,115)	(29,771)	(227,580)	(361,103)
Net increase (decrease)	1,597	2,982	$ 19,414	$ 37,902
Institutional Class
Shares sold	858	552	$ 10,253	$ 6,705
Reinvestment of distributions	17	11	203	132
Shares redeemed	(359)	(258)	(4,282)	(3,126)
Net increase (decrease)	516	305	$ 6,174	$ 3,711

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity California Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity California Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity California Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Fidelity California Municipal Income (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CFL-USAN-1008
1.790942.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

August 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 1,046.90	$ 3.82
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.77
Class T
Actual	$ 1,000.00	$ 1,046.90	$ 3.77
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.72
Class B
Actual	$ 1,000.00	$ 1,043.50	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class C
Actual	$ 1,000.00	$ 1,043.10	$ 7.62
HypotheticalA	$ 1,000.00	$ 1,017.74	$ 7.53
California Municipal Income
Actual	$ 1,000.00	$ 1,048.50	$ 2.38
HypotheticalA	$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class
Actual	$ 1,000.00	$ 1,048.30	$ 2.48
HypotheticalA	$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.74%
Class T	.73%
Class B	1.40%
Class C	1.48%
California Municipal Income	.46%
Institutional Class	.48%

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.6	38.2
Transportation	12.2	12.1
Water & Sewer	8.7	7.9
Health Care	8.4	5.3
Escrowed/Pre-Refunded	8.1	8.9
Weighted Average Maturity as of August 31, 2008
		6 months ago
Years	8.5	11.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	7.5	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
AAA 16.0%	AAA 48.1%
AA,A 76.0%	AA,A 44.3%
BBB 4.9%	BBB 4.2%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 2.2%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount (000s)	Value (000s)
California - 98.3%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.):
4.625% 8/1/16	$ 380	$ 359
4.625% 8/1/17	405	377
5% 8/1/18	530	506
5% 8/1/19	555	522
5% 8/1/20	585	543
5% 8/1/23	1,940	1,749
ABC Unified School District Series C:
0% 8/1/31 (FGIC Insured)	2,720	761
0% 8/1/32 (FGIC Insured)	3,760	985
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,764
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,822
5% 12/1/20 (AMBAC Insured)	2,810	2,928
0% 6/15/17 (MBIA Insured)	2,310	1,572
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,903
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,629
5.5% 4/1/26 (FSA Insured)	1,000	1,012
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series A, 6% 9/1/24 (FSA Insured)	1,000	1,174
Series C:
0% 9/1/19 (FSA Insured)	1,285	781
0% 9/1/22 (FSA Insured)	5,150	2,595
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,597
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,315
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,183
5% 8/1/17 (FGIC Insured)	5,030	5,263
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,939
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,181
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,314
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,425
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Burbank Unified School District:
Series B, 0% 8/1/20 (FGIC Insured)	$ 3,835	$ 2,147
Series C, 0% 8/1/20 (FGIC Insured)	5,865	3,209
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,168
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,906
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,045
0% 8/1/12 (AMBAC Insured)	2,800	2,452
0% 8/1/17 (AMBAC Insured)	1,000	677
0% 8/1/18 (AMBAC Insured)	2,000	1,277
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	850
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,055
5.5% 5/1/14 (AMBAC Insured)	7,935	8,671
5.5% 5/1/15 (AMBAC Insured)	8,400	9,097
6% 5/1/13	2,320	2,580
6% 5/1/14	7,500	8,322
6% 5/1/14 (MBIA Insured)	2,000	2,217
California Econ. Recovery:
Series 2008 B, 4%, tender 3/1/10 (c)	4,000	4,105
Series 2008 B7, 5%, tender 7/1/11 (c)	3,100	3,311
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series A:
6% 3/1/33	1,000	1,048
6% 3/1/38	1,000	1,043
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,572
5% 2/1/17	1,000	975
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,612
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	595
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,112
5.25% 9/1/26	7,910	8,236
(Stanford Univ. Proj.) Series O, 5.125% 1/1/31	5,000	5,033
California Gen. Oblig.:
Series 1, 5% 9/1/17	1,770	1,895
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2005, 5.5% 6/1/28	$ 275	$ 280
Series 2007:
5.625% 5/1/20	150	156
5.625% 5/1/26	215	223
5.75% 5/1/30	160	166
4.5% 8/1/30	4,135	3,814
4.5% 10/1/36	3,210	2,874
5% 3/1/15	2,545	2,754
5% 12/1/21	10,000	10,334
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,883
5% 2/1/23	1,095	1,115
5% 2/1/26 (AMBAC Insured)	1,500	1,519
5% 3/1/26	2,800	2,830
5% 6/1/26	4,300	4,341
5% 6/1/27 (AMBAC Insured)	2,800	2,825
5% 6/1/29	5,005	5,010
5% 2/1/31 (MBIA Insured)	2,800	2,774
5% 4/1/31 (AMBAC Insured)	5	5
5% 6/1/31	2,000	1,981
5% 12/1/31 (MBIA Insured)	2,000	1,981
5% 10/1/32 (MBIA Insured)	1,000	986
5% 8/1/33	3,400	3,343
5.125% 11/1/24	2,800	2,871
5.125% 2/1/26	2,800	2,852
5.25% 3/1/12	3,000	3,238
5.25% 10/1/14	140	140
5.25% 2/1/15	2,315	2,510
5.25% 2/1/15 (MBIA Insured)	5,040	5,465
5.25% 2/1/16	7,500	8,076
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,200
5.25% 2/1/20	6,805	7,156
5.25% 2/1/22	2,020	2,090
5.25% 11/1/26	1,060	1,090
5.25% 2/1/27 (MBIA Insured)	5,490	5,624
5.25% 4/1/27	5	5
5.25% 2/1/28	5,085	5,177
5.25% 2/1/29	5,000	5,072
5.25% 4/1/29	5	5
5.25% 11/1/29	5,000	5,072
5.25% 4/1/30	35	35
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/33	$ 8,150	$ 8,172
5.25% 12/1/33	105	105
5.25% 3/1/38	23,075	23,080
5.375% 4/1/15 (MBIA Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	2,855	3,052
5.5% 5/1/13 (MBIA Insured)	100	105
5.5% 4/1/28	5	5
5.5% 8/1/29	15,400	16,081
5.5% 4/1/30	25	26
5.5% 8/1/30	10,900	11,339
5.5% 11/1/33	34,870	35,524
6% 4/1/18	2,545	2,933
6.75% 8/1/12	1,100	1,254
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,116
Series 2008 H, 5.125% 7/1/22	3,000	2,986
Series 2008 L, 5.125% 7/1/22	3,000	2,991
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/14	1,485	1,563
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,334
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	6,200	6,329
(Sutter Health Proj.) Series A:
5% 8/15/14	3,870	4,132
5% 8/15/15	4,500	4,799
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	6,477	3,781
Series 1983 B, 0% 8/1/15	80	40
Series 1998 J, 4.85% 8/1/27 (MBIA Insured) (d)	330	330
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,014
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,075
5% 12/1/32	1,000	969
5% 12/1/42	3,000	2,827
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,055
5.25% 2/1/32 (AMBAC Insured)	6,295	6,374
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
Series 2005, 5% 10/1/33	$ 7,235	$ 7,325
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) 5% 4/1/22	1,090	1,104
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (MBIA Insured) (d)	4,335	4,478
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,451
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A:
5%, tender 5/1/13 (c)(d)	3,000	2,898
5.125%, tender 5/1/14 (c)(d)	9,000	8,655
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,147
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,804
5% 6/1/14	2,000	2,158
5.25% 6/1/24	5,400	5,516
5.25% 6/1/25	5,000	5,090
5.25% 6/1/30	4,000	4,015
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,515
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,883
5% 11/1/21	2,020	2,066
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,935
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,307
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,847
Series A:
5.25% 6/1/12	2,485	2,668
5.5% 6/1/15	1,000	1,097
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,662
5% 11/1/16 (FGIC Insured)	2,000	2,165
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	2,000	2,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (MBIA Insured)	$ 1,000	$ 1,089
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,540
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,673
5.5% 6/1/17 (MBIA Insured)	4,775	5,200
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,426
(Dept. of Gen. Services Butterfield Proj.) Series A, 5% 6/1/23	2,900	2,931
(Dept. of Mental Health Proj.) Series A:
5% 6/1/25	3,000	3,003
5.125% 6/1/29	5,000	4,996
5.5% 6/1/19	2,000	2,145
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,191
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/20 (FGIC Insured)	3,335	3,444
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,625
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (MBIA Insured)	5,165	5,264
5.25% 11/1/23 (MBIA Insured)	3,500	3,657
Series E:
5% 10/1/23	2,410	2,481
5.25% 10/1/21	2,900	3,074
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	2,545	2,571
Series 2005 H, 5% 6/1/16	5,000	5,329
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,895
Series 2005 K, 5% 11/1/17	5,625	5,954
California State Univ. Rev. (Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,376
5.5% 11/1/16 (AMBAC Insured)	1,500	1,621
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	7,981
Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	$ 5,000	$ 4,845
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,867
(Daughters of Charity Health Sys. Proj.):
Series 2005 G, 5.25% 7/1/13	1,475	1,515
Series A, 5.25% 7/1/35	12,770	11,391
Series G, 5.25% 7/1/12	900	924
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	130
5% 8/15/19	50	51
5.75% 8/15/38	3,000	3,007
6.25% 8/15/33	2,500	2,611
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	3,034
(Kaiser Permanente Health Sys. Proj.):
Series B, 2.65% 4/1/36 (c)	6,500	4,652
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,781
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	1,807
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,066
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	8,900	9,155
(Sutter Health Systems Proj.):
Series 2005 A, 5% 11/15/43 (MBIA Insured)	4,125	3,973
Series B, 5.625% 8/15/42	5,000	5,050
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,450	1,657
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (e)	155	161
6% 7/1/09 (Escrowed to Maturity) (e)	505	524
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,276
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,682
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series A:
5% 11/1/24 (AMBAC Insured)	1,000	1,027
5% 11/1/25 (AMBAC Insured)	3,820	3,907
5% 11/1/33 (AMBAC Insured)	5,000	4,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	$ 3,295	$ 3,159
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,246
Commerce Refuse to Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,690
5.5% 7/1/15 (MBIA Insured)	2,685	2,943
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,452
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,544
5% 8/1/25 (FSA Insured)	1,435	1,488
5% 8/1/26 (FSA Insured)	2,000	2,067
5% 8/1/27 (FSA Insured)	1,785	1,838
5% 8/1/31 (FSA Insured)	5,000	5,075
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	5,600	5,619
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,010	1,114
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,266
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,847
Davis Spl. Tax Rev.:
5% 9/1/11 (AMBAC Insured)	595	627
5% 9/1/12 (AMBAC Insured)	625	667
5% 9/1/13 (AMBAC Insured)	655	704
5% 9/1/14 (AMBAC Insured)	690	740
5% 9/1/15 (AMBAC Insured)	725	779
5% 9/1/18 (AMBAC Insured)	835	877
5% 9/1/20 (AMBAC Insured)	925	956
5% 9/1/22 (AMBAC Insured)	1,020	1,034
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,824
5% 4/1/12	4,210	4,272
5% 4/1/13	1,830	1,855
5.25% 4/1/09	1,600	1,622
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	19,850	20,029
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H:
5% 7/1/33	2,500	2,461
5% 7/1/35	2,500	2,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	$ 8,340	$ 8,544
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,557
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,389
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series A:
5% 7/1/23 (Berkshire Hathaway Assurance Corp. Insured)	5,000	5,229
5% 7/1/24 (Berkshire Hathaway Assurance Corp. Insured)	5,350	5,569
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	720
0% 10/1/25 (AMBAC Insured)	1,665	677
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	954
0% 8/1/21 (MBIA Insured)	1,000	533
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,614
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	1,225	1,210
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,162
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 5% 5/1/37 (CIFG North America Insured)	2,500	2,267
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	704
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (MBIA Insured)	2,430	1,863
0% 8/1/19 (MBIA Insured)	5,365	3,274
0% 8/1/20 (MBIA Insured)	6,425	3,682
Series 1999 B, 0% 8/1/24 (FGIC Insured)	5,000	2,234
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1999:
0% 1/15/27 (a)	4,000	3,589
0% 1/15/27 (MBIA Insured) (a)	4,500	4,357
0% 1/15/29 (a)	4,000	3,643
5% 1/15/16 (MBIA Insured)	5,860	5,966
5.75% 1/15/40	8,155	7,857
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	$ 18,535	$ 14,994
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	687
5% 1/1/35 (MBIA Insured)	24,070	21,664
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	983
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,307
5.75% 7/1/30 (MBIA Insured)	1,000	1,044
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20 (AMBAC Insured)	2,645	2,756
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,047
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.625% 6/1/40 (Pre-Refunded to 6/1/13 @ 100) (e)	2,900	3,339
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,402
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (e)	1,475	1,634
Series A:
5% 6/1/45	13,425	11,881
5% 6/1/45 (FGIC Insured)	2,775	2,476
Series A1:
5% 6/1/11	1,470	1,496
5% 6/1/12	1,400	1,423
5% 6/1/13	1,000	1,011
5% 6/1/14	2,000	1,997
5% 6/1/15	1,000	990
5% 6/1/33	3,000	2,369
Series B:
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,824
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	8,300	9,149
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,756
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	$ 555	$ 624
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,381
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series A:
5.25% 11/15/19	2,500	2,473
5.25% 11/15/21	3,790	3,664
Long Beach Hbr. Rev.:
Series 2000 A, 5.25% 5/15/23 (FGIC Insured) (d)	6,505	6,533
Series A:
5% 5/15/11 (MBIA Insured) (d)	1,000	1,047
5% 5/15/14 (FGIC Insured) (d)	2,000	2,117
5% 5/15/15 (FGIC Insured) (d)	1,000	1,059
5% 5/15/22 (MBIA Insured) (d)	2,735	2,749
6% 5/15/10 (FGIC Insured) (d)	1,000	1,049
6% 5/15/12 (FGIC Insured) (d)	3,500	3,798
Los Angeles Cmnty. College District:
Series 2005 A, 5.25% 8/1/14 (FSA Insured)	4,075	4,566
Series A:
5% 8/1/19 (FGIC Insured)	3,215	3,459
5% 8/1/20 (FGIC Insured)	2,415	2,568
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,818
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,897
(Disney Parking Proj.):
0% 3/1/10	2,000	1,917
0% 3/1/11	1,950	1,808
0% 3/1/12	2,180	1,939
0% 3/1/13	6,490	5,509
0% 9/1/14 (AMBAC Insured)	3,860	3,073
0% 3/1/18	3,000	1,943
0% 3/1/19	3,200	1,932
0% 3/1/20	1,000	569
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,143
5.375% 9/1/17 (FSA Insured)	1,095	1,192
5.375% 9/1/18 (FSA Insured)	1,155	1,250
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B: - continued
5.375% 9/1/19 (FSA Insured)	$ 1,210	$ 1,302
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,785
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,064
5% 5/15/18 (MBIA Insured) (d)	1,410	1,426
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,053
5.25% 5/15/19 (FGIC Insured)	3,000	3,130
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,124
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,397
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	5,000	5,060
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 1998, 5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,723
Series 2001 A, 5.125% 7/1/41	15,000	15,040
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,501
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,024
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,518
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,265	14,949
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,670
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2002 E, 5.5% 7/1/14 (MBIA Insured)	4,300	4,673
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,217
Series H, 5% 7/1/18 (FSA Insured)	1,500	1,643
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,990	2,381
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,341
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	538
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	17,800	18,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	$ 2,000	$ 1,047
0% 8/1/25 (FGIC Insured)	2,800	1,149
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,548
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,618
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (MBIA Insured) (Escrowed to Maturity) (e)	5,000	5,372
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,157
Series B, 5.5% 7/1/35 (b)	3,800	3,860
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	686
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	620
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,785
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	543
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,252
Natomas Unified School District 5.25% 8/1/30 (FGIC Insured)	5,150	5,208
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,367
12% 8/1/17 (FSA Insured)	1,000	1,626
North City West School Facilities Fing. Auth. Spl. Tax:
Series B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,567
Series C:
5% 9/1/16 (AMBAC Insured)	1,000	1,062
5% 9/1/17 (AMBAC Insured)	2,735	2,895
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	2,300	2,337
Northern California Power Agency Rev. (Hydroelectric Number One Proj.):
Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,085
Series 2008 C, 5% 7/1/12	2,500	2,669
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	$ 6,100	$ 6,801
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,059
Oakland Joint Powers Fing. Auth. Series A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,163
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,097
5.5% 9/1/17 (FGIC Insured)	3,000	3,156
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	3,090
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,380
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,749
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,301
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,015
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,819
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,887
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,184
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,009
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,591
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,107
0% 8/1/21 (FGIC Insured)	1,000	517
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,615	1,613
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,164
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (FGIC Insured) (d)	5,285	5,340
5.75% 11/1/15 (FGIC Insured) (d)	4,030	4,114
Series 2002 N:
5% 11/1/12 (MBIA Insured) (d)	2,800	2,941
5% 11/1/15 (MBIA Insured) (d)	5,850	5,964
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2002 N:
5% 11/1/17 (MBIA Insured) (d)	$ 3,355	$ 3,379
5% 11/1/18 (MBIA Insured) (d)	2,740	2,743
Series A:
5% 11/1/14 (MBIA Insured) (d)	10,910	11,271
5% 11/1/16 (MBIA Insured) (d)	2,885	2,941
5% 11/1/17 (MBIA Insured) (d)	2,185	2,204
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,444
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	1,890	1,790
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,770	5,382
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	3,065	3,106
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,762
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (MBIA Insured)	3,500	3,436
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,702
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	10	10
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,949
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,096
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,068
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,167
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,836
Riverside County Trans. Commission Sales Tax Rev.:
4%, tender 12/1/09 (c)	2,445	2,488
5%, tender 12/1/09 (c)	3,300	3,398
Rocklin Unified School District Series 2002:
0% 8/1/24 (FGIC Insured)	1,370	593
0% 8/1/25 (FGIC Insured)	2,725	1,109
0% 8/1/26 (FGIC Insured)	1,365	522
Roseville City School District Series 2002 A:
0% 8/1/25 (FGIC Insured)	1,745	716
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville City School District Series 2002 A: - continued
0% 8/1/27 (FGIC Insured)	$ 1,940	$ 703
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,184
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,805
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,588
Series R, 5% 8/15/33 (MBIA Insured)	6,825	6,673
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,670
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,697
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,035
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,338
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,145
5% 11/15/17 (AMBAC Insured)	2,000	2,123
5% 11/15/18 (AMBAC Insured)	2,000	2,102
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,319
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,812
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,318
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29 (FSA Insured)	5,000	5,087
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,703
Series 2002 D:
5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,724
5.25% 7/1/20 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,000	4,369
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,638
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	6,842
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	$ 6,000	$ 6,071
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,566
Second Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,666
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,382
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,026
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	6,810	6,781
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,397
Series A:
0% 8/1/09 (FGIC Insured)	5	5
0% 8/1/10 (FGIC Insured)	1,085	1,027
San Jacinto Unified School District 5.25% 8/1/32 (FSA Insured)	3,080	3,184
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,819
5% 11/15/21 (MBIA Insured)	3,645	3,707
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A:
0% 1/15/26 (MBIA Insured)	11,000	4,015
5.5% 1/15/28	1,060	961
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,158
0% 1/15/12 (MBIA Insured)	7,000	6,223
0% 1/15/15 (MBIA Insured)	5,000	3,797
0% 1/15/20 (MBIA Insured)	3,765	2,059
0% 1/15/31 (MBIA Insured)	5,000	1,293
San Jose Int'l. Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,045
5% 3/1/24 (AMBAC Insured) (d)	9,690	8,968
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,764
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,782
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	1,996
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	$ 1,000	$ 1,021
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,544
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,965
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	937
0% 9/1/25 (FGIC Insured)	1,490	619
0% 9/1/26 (FGIC Insured)	1,500	586
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,148
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.):
Series B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,910
Series C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,184
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,159
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,247
0% 9/1/22 (AMBAC Insured)	2,900	1,422
0% 9/1/25 (AMBAC Insured)	6,800	2,777
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	5,017
Shasta Union High School District:
Series 2002, 0% 8/1/26 (FGIC Insured)	1,000	382
Series 2003, 0% 5/1/28 (MBIA Insured)	3,340	1,098
Sierra View Local Health Care District Rev. 5.25% 7/1/37	1,500	1,344
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,510
6.75% 7/1/11	6,500	7,176
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (FGIC Insured)	2,495	921
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,401
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	16,900	17,893
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,015	1,833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	$ 3,000	$ 3,055
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,359
6% 6/1/22	1,100	1,150
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,423
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	639
0% 9/1/21 (FGIC Insured)	2,995	1,571
Univ. of California Revs.:
(Ltd. Proj.):
Series B:
5% 5/15/20 (FSA Insured)	2,800	2,921
5% 5/15/33 (FSA Insured)	1,000	1,007
Series D, 5% 5/15/25 (FGIC Insured)	4,250	4,313
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	835
5.5% 5/15/24 (AMBAC Insured)	370	392
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	20,787	21,493
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	1,500	1,458
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,147
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,264
5% 5/15/17 (FSA Insured)	4,000	4,272
5.25% 5/15/16 (AMBAC Insured)	5,000	5,423
Series C, 4.75% 5/15/37 (MBIA Insured)	3,330	3,150
Series K, 5% 5/15/22	6,455	6,765
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	8,500	8,516
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,877
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,124
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,551
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,889
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (MBIA Insured)	2,120	2,206
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	$ 2,875	$ 868
0% 8/1/31 (FGIC Insured)	2,715	768
0% 8/1/32 (FGIC Insured)	1,315	349
5.25% 8/1/16 (FGIC Insured)	1,000	1,081
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,440
5% 7/1/25	1,665	1,619
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	19,000	20,085
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	4,300	4,361
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,089
		1,645,439
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,106
5.875% 7/1/35	1,875	1,803
		2,909
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.837% 7/1/21 (FGIC Insured) (c)	4,600	3,865
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,229
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,500	1,475
		12,569
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 566
5.25% 10/1/15	1,255	1,290
		1,856
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,658,289)	1,662,773
NET OTHER ASSETS - 0.6%	10,635
NET ASSETS - 100%	$ 1,673,408
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,493,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 20,787
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,662,773	$ -	$ 1,662,773	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.6%
Transportation	12.2%
Water & Sewer	8.7%
Health Care	8.4%
Escrowed/Pre-Refunded	8.1%
Education	5.7%
Electric Utilities	5.2%
Others* (individually less than 5%)	12.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,658,289)		$ 1,662,773
Receivable for investments sold		600
Receivable for fund shares sold		1,240
Interest receivable		17,941
Prepaid expenses		1
Other receivables		69
Total assets		1,682,624

Liabilities
Payable to custodian bank	$ 1,978
Payable for investments purchased on a delayed delivery basis	3,872
Payable for fund shares redeemed	576
Distributions payable	1,734
Accrued management fee	507
Distribution fees payable	20
Other affiliated payables	498
Other payables and accrued expenses	31
Total liabilities		9,216

Net Assets		$ 1,673,408
Net Assets consist of:
Paid in capital		$ 1,673,515
Undistributed net investment income		1,368
Accumulated undistributed net realized gain (loss) on investments		(5,959)
Net unrealized appreciation (depreciation) on investments		4,484
Net Assets		$ 1,673,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,752 ÷ 2,492.6 shares)	$ 11.94

Maximum offering price per share (100/96.00 of $11.94)	$ 12.44
Class T: Net Asset Value and redemption price per share ($7,414 ÷ 619.9 shares)	$ 11.96

Maximum offering price per share (100/96.00 of $11.96)	$ 12.46
Class B: Net Asset Value and offering price per share ($4,563 ÷ 382.6 shares)A	$ 11.93

Class C: Net Asset Value and offering price per share ($10,697 ÷ 897.4 shares)A	$ 11.92

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,603,595 ÷ 134,501.4 shares)	$ 11.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,387 ÷ 1,455.8 shares)	$ 11.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2008 (Unaudited)

Investment Income
Interest		$ 38,724

Expenses
Management fee	$ 3,083
Transfer agent fees	581
Distribution fees	108
Accounting fees and expenses	157
Custodian fees and expenses	12
Independent trustees' compensation	4
Registration fees	69
Audit	25
Legal	3
Miscellaneous	6
Total expenses before reductions	4,048
Expense reductions	(132)	3,916
Net investment income		34,808
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,330)
Futures contracts	286
Total net realized gain (loss)		(3,044)
Change in net unrealized appreciation (depreciation) on: Investment securities	45,831
Futures contracts	(268)
Total change in net unrealized appreciation (depreciation)		45,563
Net gain (loss)		42,519
Net increase (decrease) in net assets resulting from operations		$ 77,327

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 34,808	$ 65,641
Net realized gain (loss)	(3,044)	5,976
Change in net unrealized appreciation (depreciation)	45,563	(105,132)
Net increase (decrease) in net assets resulting from operations	77,327	(33,515)
Distributions to shareholders from net investment income	(34,725)	(65,536)
Distributions to shareholders from net realized gain	(568)	(9,277)
Total distributions	(35,293)	(74,813)
Share transactions - net increase (decrease)	39,019	48,978
Redemption fees	15	24
Total increase (decrease) in net assets	81,068	(59,326)

Net Assets
Beginning of period	1,592,340	1,651,666
End of period (including undistributed net investment income of $1,368 and undistributed net investment income of $1,326, respectively)	$ 1,673,408	$ 1,592,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 12.41	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Income from Investment Operations
Net investment income E	.229	.457	.478	.490	.505	.521
Net realized and unrealized gain (loss)	.314	(.711)	.050	(.025)	(.149)	.248
Total from investment operations	.543	(.254)	.528	.465	.356	.769
Distributions from net investment income	(.229)	(.457)	(.483)	(.490)	(.501)	(.517)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.233)	(.526)	(.578)	(.565)	(.636)	(.689)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.94	$ 11.63	$ 12.41	$ 12.46	$ 12.56	$ 12.84
Total Return B, C, D	4.69%	(2.15)%	4.36%	3.78%	2.92%	6.25%
Ratios to Average Net Assets F
Expenses before reductions	.74%A	.73%	.64%	.65%	.66%	.65%
Expenses net of fee waivers, if any	.74%A	.73%	.64%	.65%	.66%	.65%
Expenses net of all reductions	.72%A	.70%	.62%	.62%	.65%	.65%
Net investment income	3.82%A	3.76%	3.88%	3.93%	4.04%	4.12%
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 20	$ 13	$ 11	$ 7	$ 6
Portfolio turnover rate	28%A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 12.43	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Income from Investment Operations
Net investment income E	.231	.458	.466	.477	.492	.508
Net realized and unrealized gain (loss)	.313	(.712)	.048	(.027)	(.150)	.237
Total from investment operations	.544	(.254)	.514	.450	.342	.745
Distributions from net investment income	(.230)	(.457)	(.469)	(.475)	(.487)	(.503)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.234)	(.526)	(.564)	(.550)	(.622)	(.675)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.96	$ 11.65	$ 12.43	$ 12.48	$ 12.58	$ 12.86
Total Return B, C, D	4.69%	(2.15)%	4.24%	3.66%	2.80%	6.04%
Ratios to Average Net Assets F
Expenses before reductions	.73% A	.74%	.75%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.73%A	.74%	.75%	.77%	.77%	.76%
Expenses net of all reductions	.71%A	.70%	.72%	.73%	.76%	.76%
Net investment income	3.84%A	3.75%	3.77%	3.81%	3.93%	4.01%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 5	$ 5	$ 4	$ 3	$ 4
Portfolio turnover rate	28%A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 12.40	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Income from Investment Operations
Net investment income E	.191	.376	.383	.394	.409	.426
Net realized and unrealized gain (loss)	.313	(.712)	.049	(.026)	(.159)	.248
Total from investment operations	.504	(.336)	.432	.368	.250	.674
Distributions from net investment income	(.190)	(.375)	(.387)	(.393)	(.405)	(.422)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.194)	(.444)	(.482)	(.468)	(.540)	(.594)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.93	$ 11.62	$ 12.40	$ 12.45	$ 12.55	$ 12.84
Total Return B, C, D	4.35%	(2.81)%	3.57%	2.99%	2.06%	5.46%
Ratios to Average Net Assets F
Expenses before reductions	1.40% A	1.41%	1.41%	1.42%	1.42%	1.41%
Expenses net of fee waivers, if any	1.40% A	1.41%	1.41%	1.42%	1.42%	1.41%
Expenses net of all reductions	1.38% A	1.37%	1.39%	1.39%	1.41%	1.40%
Net investment income	3.17% A	3.08%	3.11%	3.15%	3.28%	3.37%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 5	$ 5	$ 5
Portfolio turnover rate	28% A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 12.40	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Income from Investment Operations
Net investment income E	.185	.364	.371	.382	.397	.411
Net realized and unrealized gain (loss)	.314	(.721)	.061	(.035)	(.149)	.248
Total from investment operations	.499	(.357)	.432	.347	.248	.659
Distributions from net investment income	(.185)	(.364)	(.377)	(.382)	(.393)	(.407)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.189)	(.433)	(.472)	(.457)	(.528)	(.579)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.92	$ 11.61	$ 12.40	$ 12.44	$ 12.55	$ 12.83
Total Return B, C, D	4.31%	(2.98)%	3.56%	2.81%	2.04%	5.34%
Ratios to Average Net Assets F
Expenses before reductions	1.48% A	1.50%	1.50%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.48% A	1.50%	1.50%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.46% A	1.47%	1.48%	1.49%	1.51%	1.51%
Net investment income	3.09% A	2.99%	3.02%	3.06%	3.18%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 8	$ 10	$ 10	$ 11	$ 12
Portfolio turnover rate	28% A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 F

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 12.40	$ 12.45	$ 12.55	$ 12.83	$ 12.75
Income from Investment Operations
Net investment income D	.247	.491	.499	.512	.527	.544
Net realized and unrealized gain (loss)	.313	(.722)	.050	(.025)	(.149)	.247
Total from investment operations	.560	(.231)	.549	.487	.378	.791
Distributions from net investment income	(.246)	(.490)	(.504)	(.512)	(.523)	(.539)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.250)	(.559)	(.599)	(.587)	(.658)	(.711)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 11.92	$ 11.61	$ 12.40	$ 12.45	$ 12.55	$ 12.83
Total Return B, C	4.85%	(1.97)%	4.55%	3.97%	3.11%	6.44%
Ratios to Average Net Assets E
Expenses before reductions	.46% A	.46%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46% A	.46%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.45% A	.43%	.44%	.45%	.47%	.48%
Net investment income	4.10% A	4.03%	4.05%	4.10%	4.22%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,604	$ 1,543	$ 1,611	$ 1,601	$ 1,506	$ 1,550
Portfolio turnover rate	28% A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 F

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 12.42	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Income from Investment Operations
Net investment income D	.245	.486	.493	.509	.529	.546
Net realized and unrealized gain (loss)	.314	(.722)	.049	(.025)	(.151)	.254
Total from investment operations	.559	(.236)	.542	.484	.378	.800
Distributions from net investment income	(.245)	(.485)	(.497)	(.509)	(.523)	(.538)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.249)	(.554)	(.592)	(.584)	(.658)	(.710)
Redemption fees added to paid in capitalD, G	-	-	-	-	-	-
Net asset value, end of period	$ 11.94	$ 11.63	$ 12.42	$ 12.47	$ 12.57	$ 12.85
Total Return B, C	4.83%	(2.00)%	4.48%	3.94%	3.10%	6.51%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.50%	.53%	.50%	.47%	.49%
Expenses net of fee waivers, if any	.48%A	.50%	.53%	.50%	.47%	.49%
Expenses net of all reductions	.47%A	.47%	.50%	.46%	.47%	.49%
Net investment income	4.08%A	3.99%	3.99%	4.08%	4.23%	4.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,387	$ 10,930	$ 7,882	$ 2,143	$ 1,057	$ 264
Portfolio turnover rate	28%A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 37,079
Unrealized depreciation	(31,314)
Net unrealized appreciation (depreciation)	$ 5,765
Cost for federal income tax purposes	$ 1,657,008

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $283,773 and $232,752, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 30	$ 5
Class T	0%	.25%	8	-
Class B	.65%	.25%	22	16
Class C	.75%	.25%	48	12
			$ 108	$ 33

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	2
Class B*	12
Class C*	1
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 12.10
Class T	3.08
Class B	3.11
Class C	4.09
California Municipal Income	552.07
Institutional Class	7.09
	$ 581

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $12 and $112, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
California Municipal Income	$ 8

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
From net investment income
Class A	$ 457	$ 552
Class T	123	183
Class B	77	158
Class C	151	275
California Municipal Income	33,586	64,032
Institutional Class	331	336
Total	$ 34,725	$ 65,536
From net realized gain
Class A	$ 7	$ 81
Class T	2	28
Class B	2	30
Class C	3	53
California Municipal Income	549	9,038
Institutional Class	5	47
Total	$ 568	$ 9,277

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Class A
Shares sold	1,111	1,031	$ 13,269	$ 12,553
Reinvestment of distributions	24	32	286	389
Shares redeemed	(341)	(410)	(4,094)	(5,007)
Net increase (decrease)	794	653	$ 9,461	$ 7,935
Class T
Shares sold	202	88	$ 2,422	$ 1,089
Reinvestment of distributions	8	14	96	167
Shares redeemed	(32)	(58)	(389)	(712)
Net increase (decrease)	178	44	$ 2,129	$ 544
Class B
Shares sold	44	50	$ 526	$ 610
Reinvestment of distributions	3	6	32	72
Shares redeemed	(82)	(62)	(980)	(759)
Net increase (decrease)	(35)	(6)	$ (422)	$ (77)
Class C
Shares sold	281	204	$ 3,352	$ 2,490
Reinvestment of distributions	7	15	86	183
Shares redeemed	(99)	(305)	(1,175)	(3,710)
Net increase (decrease)	189	(86)	$ 2,263	$ (1,037)
California Municipal Income
Shares sold	18,755	28,642	$ 223,682	$ 349,083
Reinvestment of distributions	1,957	4,111	23,312	49,922
Shares redeemed	(19,115)	(29,771)	(227,580)	(361,103)
Net increase (decrease)	1,597	2,982	$ 19,414	$ 37,902
Institutional Class
Shares sold	858	552	$ 10,253	$ 6,705
Reinvestment of distributions	17	11	203	132
Shares redeemed	(359)	(258)	(4,282)	(3,126)
Net increase (decrease)	516	305	$ 6,174	$ 3,711

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity California Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity California Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity California Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Fidelity California Municipal Income (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCM-USAN-1008
1.790936.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

California Municipal Income

Fund - Institutional Class

Semiannual Report

August 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 1,046.90	$ 3.82
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.77
Class T
Actual	$ 1,000.00	$ 1,046.90	$ 3.77
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.72
Class B
Actual	$ 1,000.00	$ 1,043.50	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class C
Actual	$ 1,000.00	$ 1,043.10	$ 7.62
HypotheticalA	$ 1,000.00	$ 1,017.74	$ 7.53
California Municipal Income
Actual	$ 1,000.00	$ 1,048.50	$ 2.38
HypotheticalA	$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class
Actual	$ 1,000.00	$ 1,048.30	$ 2.48
HypotheticalA	$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.74%
Class T	.73%
Class B	1.40%
Class C	1.48%
California Municipal Income	.46%
Institutional Class	.48%

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.6	38.2
Transportation	12.2	12.1
Water & Sewer	8.7	7.9
Health Care	8.4	5.3
Escrowed/Pre-Refunded	8.1	8.9
Weighted Average Maturity as of August 31, 2008
		6 months ago
Years	8.5	11.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	7.5	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
AAA 16.0%	AAA 48.1%
AA,A 76.0%	AA,A 44.3%
BBB 4.9%	BBB 4.2%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 2.2%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount (000s)	Value (000s)
California - 98.3%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.):
4.625% 8/1/16	$ 380	$ 359
4.625% 8/1/17	405	377
5% 8/1/18	530	506
5% 8/1/19	555	522
5% 8/1/20	585	543
5% 8/1/23	1,940	1,749
ABC Unified School District Series C:
0% 8/1/31 (FGIC Insured)	2,720	761
0% 8/1/32 (FGIC Insured)	3,760	985
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,764
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,822
5% 12/1/20 (AMBAC Insured)	2,810	2,928
0% 6/15/17 (MBIA Insured)	2,310	1,572
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,903
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,629
5.5% 4/1/26 (FSA Insured)	1,000	1,012
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series A, 6% 9/1/24 (FSA Insured)	1,000	1,174
Series C:
0% 9/1/19 (FSA Insured)	1,285	781
0% 9/1/22 (FSA Insured)	5,150	2,595
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,597
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,315
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,183
5% 8/1/17 (FGIC Insured)	5,030	5,263
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,939
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,181
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,314
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,425
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Burbank Unified School District:
Series B, 0% 8/1/20 (FGIC Insured)	$ 3,835	$ 2,147
Series C, 0% 8/1/20 (FGIC Insured)	5,865	3,209
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,168
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,906
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,045
0% 8/1/12 (AMBAC Insured)	2,800	2,452
0% 8/1/17 (AMBAC Insured)	1,000	677
0% 8/1/18 (AMBAC Insured)	2,000	1,277
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	850
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,055
5.5% 5/1/14 (AMBAC Insured)	7,935	8,671
5.5% 5/1/15 (AMBAC Insured)	8,400	9,097
6% 5/1/13	2,320	2,580
6% 5/1/14	7,500	8,322
6% 5/1/14 (MBIA Insured)	2,000	2,217
California Econ. Recovery:
Series 2008 B, 4%, tender 3/1/10 (c)	4,000	4,105
Series 2008 B7, 5%, tender 7/1/11 (c)	3,100	3,311
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series A:
6% 3/1/33	1,000	1,048
6% 3/1/38	1,000	1,043
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,572
5% 2/1/17	1,000	975
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,612
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	595
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,112
5.25% 9/1/26	7,910	8,236
(Stanford Univ. Proj.) Series O, 5.125% 1/1/31	5,000	5,033
California Gen. Oblig.:
Series 1, 5% 9/1/17	1,770	1,895
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2005, 5.5% 6/1/28	$ 275	$ 280
Series 2007:
5.625% 5/1/20	150	156
5.625% 5/1/26	215	223
5.75% 5/1/30	160	166
4.5% 8/1/30	4,135	3,814
4.5% 10/1/36	3,210	2,874
5% 3/1/15	2,545	2,754
5% 12/1/21	10,000	10,334
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,883
5% 2/1/23	1,095	1,115
5% 2/1/26 (AMBAC Insured)	1,500	1,519
5% 3/1/26	2,800	2,830
5% 6/1/26	4,300	4,341
5% 6/1/27 (AMBAC Insured)	2,800	2,825
5% 6/1/29	5,005	5,010
5% 2/1/31 (MBIA Insured)	2,800	2,774
5% 4/1/31 (AMBAC Insured)	5	5
5% 6/1/31	2,000	1,981
5% 12/1/31 (MBIA Insured)	2,000	1,981
5% 10/1/32 (MBIA Insured)	1,000	986
5% 8/1/33	3,400	3,343
5.125% 11/1/24	2,800	2,871
5.125% 2/1/26	2,800	2,852
5.25% 3/1/12	3,000	3,238
5.25% 10/1/14	140	140
5.25% 2/1/15	2,315	2,510
5.25% 2/1/15 (MBIA Insured)	5,040	5,465
5.25% 2/1/16	7,500	8,076
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,200
5.25% 2/1/20	6,805	7,156
5.25% 2/1/22	2,020	2,090
5.25% 11/1/26	1,060	1,090
5.25% 2/1/27 (MBIA Insured)	5,490	5,624
5.25% 4/1/27	5	5
5.25% 2/1/28	5,085	5,177
5.25% 2/1/29	5,000	5,072
5.25% 4/1/29	5	5
5.25% 11/1/29	5,000	5,072
5.25% 4/1/30	35	35
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/33	$ 8,150	$ 8,172
5.25% 12/1/33	105	105
5.25% 3/1/38	23,075	23,080
5.375% 4/1/15 (MBIA Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	2,855	3,052
5.5% 5/1/13 (MBIA Insured)	100	105
5.5% 4/1/28	5	5
5.5% 8/1/29	15,400	16,081
5.5% 4/1/30	25	26
5.5% 8/1/30	10,900	11,339
5.5% 11/1/33	34,870	35,524
6% 4/1/18	2,545	2,933
6.75% 8/1/12	1,100	1,254
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,116
Series 2008 H, 5.125% 7/1/22	3,000	2,986
Series 2008 L, 5.125% 7/1/22	3,000	2,991
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/14	1,485	1,563
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,334
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	6,200	6,329
(Sutter Health Proj.) Series A:
5% 8/15/14	3,870	4,132
5% 8/15/15	4,500	4,799
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	6,477	3,781
Series 1983 B, 0% 8/1/15	80	40
Series 1998 J, 4.85% 8/1/27 (MBIA Insured) (d)	330	330
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,014
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,075
5% 12/1/32	1,000	969
5% 12/1/42	3,000	2,827
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,055
5.25% 2/1/32 (AMBAC Insured)	6,295	6,374
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
Series 2005, 5% 10/1/33	$ 7,235	$ 7,325
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) 5% 4/1/22	1,090	1,104
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (MBIA Insured) (d)	4,335	4,478
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,451
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A:
5%, tender 5/1/13 (c)(d)	3,000	2,898
5.125%, tender 5/1/14 (c)(d)	9,000	8,655
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,147
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,804
5% 6/1/14	2,000	2,158
5.25% 6/1/24	5,400	5,516
5.25% 6/1/25	5,000	5,090
5.25% 6/1/30	4,000	4,015
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,515
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,883
5% 11/1/21	2,020	2,066
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,935
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,307
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,847
Series A:
5.25% 6/1/12	2,485	2,668
5.5% 6/1/15	1,000	1,097
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,662
5% 11/1/16 (FGIC Insured)	2,000	2,165
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	2,000	2,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (MBIA Insured)	$ 1,000	$ 1,089
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,540
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,673
5.5% 6/1/17 (MBIA Insured)	4,775	5,200
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,426
(Dept. of Gen. Services Butterfield Proj.) Series A, 5% 6/1/23	2,900	2,931
(Dept. of Mental Health Proj.) Series A:
5% 6/1/25	3,000	3,003
5.125% 6/1/29	5,000	4,996
5.5% 6/1/19	2,000	2,145
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,191
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/20 (FGIC Insured)	3,335	3,444
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,625
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (MBIA Insured)	5,165	5,264
5.25% 11/1/23 (MBIA Insured)	3,500	3,657
Series E:
5% 10/1/23	2,410	2,481
5.25% 10/1/21	2,900	3,074
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	2,545	2,571
Series 2005 H, 5% 6/1/16	5,000	5,329
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,895
Series 2005 K, 5% 11/1/17	5,625	5,954
California State Univ. Rev. (Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,376
5.5% 11/1/16 (AMBAC Insured)	1,500	1,621
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	7,981
Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	$ 5,000	$ 4,845
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,867
(Daughters of Charity Health Sys. Proj.):
Series 2005 G, 5.25% 7/1/13	1,475	1,515
Series A, 5.25% 7/1/35	12,770	11,391
Series G, 5.25% 7/1/12	900	924
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	130
5% 8/15/19	50	51
5.75% 8/15/38	3,000	3,007
6.25% 8/15/33	2,500	2,611
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	3,034
(Kaiser Permanente Health Sys. Proj.):
Series B, 2.65% 4/1/36 (c)	6,500	4,652
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,781
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	1,807
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,066
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	8,900	9,155
(Sutter Health Systems Proj.):
Series 2005 A, 5% 11/15/43 (MBIA Insured)	4,125	3,973
Series B, 5.625% 8/15/42	5,000	5,050
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,450	1,657
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (e)	155	161
6% 7/1/09 (Escrowed to Maturity) (e)	505	524
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,276
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,682
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series A:
5% 11/1/24 (AMBAC Insured)	1,000	1,027
5% 11/1/25 (AMBAC Insured)	3,820	3,907
5% 11/1/33 (AMBAC Insured)	5,000	4,957
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	$ 3,295	$ 3,159
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,246
Commerce Refuse to Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,690
5.5% 7/1/15 (MBIA Insured)	2,685	2,943
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,452
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,544
5% 8/1/25 (FSA Insured)	1,435	1,488
5% 8/1/26 (FSA Insured)	2,000	2,067
5% 8/1/27 (FSA Insured)	1,785	1,838
5% 8/1/31 (FSA Insured)	5,000	5,075
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	5,600	5,619
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,010	1,114
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,266
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,847
Davis Spl. Tax Rev.:
5% 9/1/11 (AMBAC Insured)	595	627
5% 9/1/12 (AMBAC Insured)	625	667
5% 9/1/13 (AMBAC Insured)	655	704
5% 9/1/14 (AMBAC Insured)	690	740
5% 9/1/15 (AMBAC Insured)	725	779
5% 9/1/18 (AMBAC Insured)	835	877
5% 9/1/20 (AMBAC Insured)	925	956
5% 9/1/22 (AMBAC Insured)	1,020	1,034
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,824
5% 4/1/12	4,210	4,272
5% 4/1/13	1,830	1,855
5.25% 4/1/09	1,600	1,622
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	19,850	20,029
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H:
5% 7/1/33	2,500	2,461
5% 7/1/35	2,500	2,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	$ 8,340	$ 8,544
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,557
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,389
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series A:
5% 7/1/23 (Berkshire Hathaway Assurance Corp. Insured)	5,000	5,229
5% 7/1/24 (Berkshire Hathaway Assurance Corp. Insured)	5,350	5,569
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	720
0% 10/1/25 (AMBAC Insured)	1,665	677
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	954
0% 8/1/21 (MBIA Insured)	1,000	533
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,614
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	1,225	1,210
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,162
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 5% 5/1/37 (CIFG North America Insured)	2,500	2,267
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	704
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (MBIA Insured)	2,430	1,863
0% 8/1/19 (MBIA Insured)	5,365	3,274
0% 8/1/20 (MBIA Insured)	6,425	3,682
Series 1999 B, 0% 8/1/24 (FGIC Insured)	5,000	2,234
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1999:
0% 1/15/27 (a)	4,000	3,589
0% 1/15/27 (MBIA Insured) (a)	4,500	4,357
0% 1/15/29 (a)	4,000	3,643
5% 1/15/16 (MBIA Insured)	5,860	5,966
5.75% 1/15/40	8,155	7,857
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	$ 18,535	$ 14,994
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	687
5% 1/1/35 (MBIA Insured)	24,070	21,664
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	983
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,307
5.75% 7/1/30 (MBIA Insured)	1,000	1,044
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20 (AMBAC Insured)	2,645	2,756
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,047
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.625% 6/1/40 (Pre-Refunded to 6/1/13 @ 100) (e)	2,900	3,339
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,402
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (e)	1,475	1,634
Series A:
5% 6/1/45	13,425	11,881
5% 6/1/45 (FGIC Insured)	2,775	2,476
Series A1:
5% 6/1/11	1,470	1,496
5% 6/1/12	1,400	1,423
5% 6/1/13	1,000	1,011
5% 6/1/14	2,000	1,997
5% 6/1/15	1,000	990
5% 6/1/33	3,000	2,369
Series B:
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,824
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	8,300	9,149
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,756
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	$ 555	$ 624
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,381
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series A:
5.25% 11/15/19	2,500	2,473
5.25% 11/15/21	3,790	3,664
Long Beach Hbr. Rev.:
Series 2000 A, 5.25% 5/15/23 (FGIC Insured) (d)	6,505	6,533
Series A:
5% 5/15/11 (MBIA Insured) (d)	1,000	1,047
5% 5/15/14 (FGIC Insured) (d)	2,000	2,117
5% 5/15/15 (FGIC Insured) (d)	1,000	1,059
5% 5/15/22 (MBIA Insured) (d)	2,735	2,749
6% 5/15/10 (FGIC Insured) (d)	1,000	1,049
6% 5/15/12 (FGIC Insured) (d)	3,500	3,798
Los Angeles Cmnty. College District:
Series 2005 A, 5.25% 8/1/14 (FSA Insured)	4,075	4,566
Series A:
5% 8/1/19 (FGIC Insured)	3,215	3,459
5% 8/1/20 (FGIC Insured)	2,415	2,568
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,818
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,897
(Disney Parking Proj.):
0% 3/1/10	2,000	1,917
0% 3/1/11	1,950	1,808
0% 3/1/12	2,180	1,939
0% 3/1/13	6,490	5,509
0% 9/1/14 (AMBAC Insured)	3,860	3,073
0% 3/1/18	3,000	1,943
0% 3/1/19	3,200	1,932
0% 3/1/20	1,000	569
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,143
5.375% 9/1/17 (FSA Insured)	1,095	1,192
5.375% 9/1/18 (FSA Insured)	1,155	1,250
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B: - continued
5.375% 9/1/19 (FSA Insured)	$ 1,210	$ 1,302
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,785
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,064
5% 5/15/18 (MBIA Insured) (d)	1,410	1,426
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,053
5.25% 5/15/19 (FGIC Insured)	3,000	3,130
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,124
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,397
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	5,000	5,060
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 1998, 5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,723
Series 2001 A, 5.125% 7/1/41	15,000	15,040
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,501
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,024
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,518
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,265	14,949
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,670
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2002 E, 5.5% 7/1/14 (MBIA Insured)	4,300	4,673
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,217
Series H, 5% 7/1/18 (FSA Insured)	1,500	1,643
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,990	2,381
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,341
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	538
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	17,800	18,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	$ 2,000	$ 1,047
0% 8/1/25 (FGIC Insured)	2,800	1,149
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,548
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,618
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (MBIA Insured) (Escrowed to Maturity) (e)	5,000	5,372
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,157
Series B, 5.5% 7/1/35 (b)	3,800	3,860
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	686
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	620
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,785
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	543
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,252
Natomas Unified School District 5.25% 8/1/30 (FGIC Insured)	5,150	5,208
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,367
12% 8/1/17 (FSA Insured)	1,000	1,626
North City West School Facilities Fing. Auth. Spl. Tax:
Series B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,567
Series C:
5% 9/1/16 (AMBAC Insured)	1,000	1,062
5% 9/1/17 (AMBAC Insured)	2,735	2,895
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	2,300	2,337
Northern California Power Agency Rev. (Hydroelectric Number One Proj.):
Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,085
Series 2008 C, 5% 7/1/12	2,500	2,669
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	$ 6,100	$ 6,801
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,059
Oakland Joint Powers Fing. Auth. Series A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,163
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,097
5.5% 9/1/17 (FGIC Insured)	3,000	3,156
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	3,090
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,380
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,749
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,301
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,015
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,819
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,887
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,184
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,009
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,591
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,107
0% 8/1/21 (FGIC Insured)	1,000	517
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,615	1,613
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,164
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (FGIC Insured) (d)	5,285	5,340
5.75% 11/1/15 (FGIC Insured) (d)	4,030	4,114
Series 2002 N:
5% 11/1/12 (MBIA Insured) (d)	2,800	2,941
5% 11/1/15 (MBIA Insured) (d)	5,850	5,964
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2002 N:
5% 11/1/17 (MBIA Insured) (d)	$ 3,355	$ 3,379
5% 11/1/18 (MBIA Insured) (d)	2,740	2,743
Series A:
5% 11/1/14 (MBIA Insured) (d)	10,910	11,271
5% 11/1/16 (MBIA Insured) (d)	2,885	2,941
5% 11/1/17 (MBIA Insured) (d)	2,185	2,204
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,444
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	1,890	1,790
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,770	5,382
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	3,065	3,106
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,762
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (MBIA Insured)	3,500	3,436
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,702
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	10	10
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,949
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,096
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,068
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,167
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,836
Riverside County Trans. Commission Sales Tax Rev.:
4%, tender 12/1/09 (c)	2,445	2,488
5%, tender 12/1/09 (c)	3,300	3,398
Rocklin Unified School District Series 2002:
0% 8/1/24 (FGIC Insured)	1,370	593
0% 8/1/25 (FGIC Insured)	2,725	1,109
0% 8/1/26 (FGIC Insured)	1,365	522
Roseville City School District Series 2002 A:
0% 8/1/25 (FGIC Insured)	1,745	716
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Roseville City School District Series 2002 A: - continued
0% 8/1/27 (FGIC Insured)	$ 1,940	$ 703
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,184
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,805
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,588
Series R, 5% 8/15/33 (MBIA Insured)	6,825	6,673
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,670
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,697
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,035
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,338
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,145
5% 11/15/17 (AMBAC Insured)	2,000	2,123
5% 11/15/18 (AMBAC Insured)	2,000	2,102
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,319
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,812
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,318
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29 (FSA Insured)	5,000	5,087
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,703
Series 2002 D:
5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,724
5.25% 7/1/20 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,000	4,369
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,638
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	6,842
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	$ 6,000	$ 6,071
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,566
Second Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,666
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,382
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,026
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	6,810	6,781
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,397
Series A:
0% 8/1/09 (FGIC Insured)	5	5
0% 8/1/10 (FGIC Insured)	1,085	1,027
San Jacinto Unified School District 5.25% 8/1/32 (FSA Insured)	3,080	3,184
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,819
5% 11/15/21 (MBIA Insured)	3,645	3,707
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A:
0% 1/15/26 (MBIA Insured)	11,000	4,015
5.5% 1/15/28	1,060	961
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,158
0% 1/15/12 (MBIA Insured)	7,000	6,223
0% 1/15/15 (MBIA Insured)	5,000	3,797
0% 1/15/20 (MBIA Insured)	3,765	2,059
0% 1/15/31 (MBIA Insured)	5,000	1,293
San Jose Int'l. Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,045
5% 3/1/24 (AMBAC Insured) (d)	9,690	8,968
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,764
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,782
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	1,996
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	$ 1,000	$ 1,021
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,544
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,965
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	937
0% 9/1/25 (FGIC Insured)	1,490	619
0% 9/1/26 (FGIC Insured)	1,500	586
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,148
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.):
Series B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,910
Series C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,184
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,159
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,247
0% 9/1/22 (AMBAC Insured)	2,900	1,422
0% 9/1/25 (AMBAC Insured)	6,800	2,777
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	5,017
Shasta Union High School District:
Series 2002, 0% 8/1/26 (FGIC Insured)	1,000	382
Series 2003, 0% 5/1/28 (MBIA Insured)	3,340	1,098
Sierra View Local Health Care District Rev. 5.25% 7/1/37	1,500	1,344
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,510
6.75% 7/1/11	6,500	7,176
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (FGIC Insured)	2,495	921
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,401
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	16,900	17,893
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,015	1,833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	$ 3,000	$ 3,055
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,359
6% 6/1/22	1,100	1,150
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,423
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	639
0% 9/1/21 (FGIC Insured)	2,995	1,571
Univ. of California Revs.:
(Ltd. Proj.):
Series B:
5% 5/15/20 (FSA Insured)	2,800	2,921
5% 5/15/33 (FSA Insured)	1,000	1,007
Series D, 5% 5/15/25 (FGIC Insured)	4,250	4,313
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	835
5.5% 5/15/24 (AMBAC Insured)	370	392
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	20,787	21,493
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	1,500	1,458
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,147
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,264
5% 5/15/17 (FSA Insured)	4,000	4,272
5.25% 5/15/16 (AMBAC Insured)	5,000	5,423
Series C, 4.75% 5/15/37 (MBIA Insured)	3,330	3,150
Series K, 5% 5/15/22	6,455	6,765
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	8,500	8,516
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,877
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,124
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,551
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,889
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (MBIA Insured)	2,120	2,206
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	$ 2,875	$ 868
0% 8/1/31 (FGIC Insured)	2,715	768
0% 8/1/32 (FGIC Insured)	1,315	349
5.25% 8/1/16 (FGIC Insured)	1,000	1,081
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,440
5% 7/1/25	1,665	1,619
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	19,000	20,085
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	4,300	4,361
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,089
		1,645,439
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,106
5.875% 7/1/35	1,875	1,803
		2,909
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.837% 7/1/21 (FGIC Insured) (c)	4,600	3,865
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,229
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,500	1,475
		12,569
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 566
5.25% 10/1/15	1,255	1,290
		1,856
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,658,289)	1,662,773
NET OTHER ASSETS - 0.6%	10,635
NET ASSETS - 100%	$ 1,673,408
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,493,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 20,787
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,662,773	$ -	$ 1,662,773	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.6%
Transportation	12.2%
Water & Sewer	8.7%
Health Care	8.4%
Escrowed/Pre-Refunded	8.1%
Education	5.7%
Electric Utilities	5.2%
Others* (individually less than 5%)	12.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,658,289)		$ 1,662,773
Receivable for investments sold		600
Receivable for fund shares sold		1,240
Interest receivable		17,941
Prepaid expenses		1
Other receivables		69
Total assets		1,682,624

Liabilities
Payable to custodian bank	$ 1,978
Payable for investments purchased on a delayed delivery basis	3,872
Payable for fund shares redeemed	576
Distributions payable	1,734
Accrued management fee	507
Distribution fees payable	20
Other affiliated payables	498
Other payables and accrued expenses	31
Total liabilities		9,216

Net Assets		$ 1,673,408
Net Assets consist of:
Paid in capital		$ 1,673,515
Undistributed net investment income		1,368
Accumulated undistributed net realized gain (loss) on investments		(5,959)
Net unrealized appreciation (depreciation) on investments		4,484
Net Assets		$ 1,673,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,752 ÷ 2,492.6 shares)	$ 11.94

Maximum offering price per share (100/96.00 of $11.94)	$ 12.44
Class T: Net Asset Value and redemption price per share ($7,414 ÷ 619.9 shares)	$ 11.96

Maximum offering price per share (100/96.00 of $11.96)	$ 12.46
Class B: Net Asset Value and offering price per share ($4,563 ÷ 382.6 shares)A	$ 11.93

Class C: Net Asset Value and offering price per share ($10,697 ÷ 897.4 shares)A	$ 11.92

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,603,595 ÷ 134,501.4 shares)	$ 11.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,387 ÷ 1,455.8 shares)	$ 11.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2008 (Unaudited)

Investment Income
Interest		$ 38,724

Expenses
Management fee	$ 3,083
Transfer agent fees	581
Distribution fees	108
Accounting fees and expenses	157
Custodian fees and expenses	12
Independent trustees' compensation	4
Registration fees	69
Audit	25
Legal	3
Miscellaneous	6
Total expenses before reductions	4,048
Expense reductions	(132)	3,916
Net investment income		34,808
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,330)
Futures contracts	286
Total net realized gain (loss)		(3,044)
Change in net unrealized appreciation (depreciation) on: Investment securities	45,831
Futures contracts	(268)
Total change in net unrealized appreciation (depreciation)		45,563
Net gain (loss)		42,519
Net increase (decrease) in net assets resulting from operations		$ 77,327

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 34,808	$ 65,641
Net realized gain (loss)	(3,044)	5,976
Change in net unrealized appreciation (depreciation)	45,563	(105,132)
Net increase (decrease) in net assets resulting from operations	77,327	(33,515)
Distributions to shareholders from net investment income	(34,725)	(65,536)
Distributions to shareholders from net realized gain	(568)	(9,277)
Total distributions	(35,293)	(74,813)
Share transactions - net increase (decrease)	39,019	48,978
Redemption fees	15	24
Total increase (decrease) in net assets	81,068	(59,326)

Net Assets
Beginning of period	1,592,340	1,651,666
End of period (including undistributed net investment income of $1,368 and undistributed net investment income of $1,326, respectively)	$ 1,673,408	$ 1,592,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 12.41	$ 12.46	$ 12.56	$ 12.84	$ 12.76
Income from Investment Operations
Net investment income E	.229	.457	.478	.490	.505	.521
Net realized and unrealized gain (loss)	.314	(.711)	.050	(.025)	(.149)	.248
Total from investment operations	.543	(.254)	.528	.465	.356	.769
Distributions from net investment income	(.229)	(.457)	(.483)	(.490)	(.501)	(.517)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.233)	(.526)	(.578)	(.565)	(.636)	(.689)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.94	$ 11.63	$ 12.41	$ 12.46	$ 12.56	$ 12.84
Total Return B, C, D	4.69%	(2.15)%	4.36%	3.78%	2.92%	6.25%
Ratios to Average Net Assets F
Expenses before reductions	.74%A	.73%	.64%	.65%	.66%	.65%
Expenses net of fee waivers, if any	.74%A	.73%	.64%	.65%	.66%	.65%
Expenses net of all reductions	.72%A	.70%	.62%	.62%	.65%	.65%
Net investment income	3.82%A	3.76%	3.88%	3.93%	4.04%	4.12%
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 20	$ 13	$ 11	$ 7	$ 6
Portfolio turnover rate	28%A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 12.43	$ 12.48	$ 12.58	$ 12.86	$ 12.79
Income from Investment Operations
Net investment income E	.231	.458	.466	.477	.492	.508
Net realized and unrealized gain (loss)	.313	(.712)	.048	(.027)	(.150)	.237
Total from investment operations	.544	(.254)	.514	.450	.342	.745
Distributions from net investment income	(.230)	(.457)	(.469)	(.475)	(.487)	(.503)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.234)	(.526)	(.564)	(.550)	(.622)	(.675)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.96	$ 11.65	$ 12.43	$ 12.48	$ 12.58	$ 12.86
Total Return B, C, D	4.69%	(2.15)%	4.24%	3.66%	2.80%	6.04%
Ratios to Average Net Assets F
Expenses before reductions	.73% A	.74%	.75%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.73%A	.74%	.75%	.77%	.77%	.76%
Expenses net of all reductions	.71%A	.70%	.72%	.73%	.76%	.76%
Net investment income	3.84%A	3.75%	3.77%	3.81%	3.93%	4.01%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 5	$ 5	$ 4	$ 3	$ 4
Portfolio turnover rate	28%A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 12.40	$ 12.45	$ 12.55	$ 12.84	$ 12.76
Income from Investment Operations
Net investment income E	.191	.376	.383	.394	.409	.426
Net realized and unrealized gain (loss)	.313	(.712)	.049	(.026)	(.159)	.248
Total from investment operations	.504	(.336)	.432	.368	.250	.674
Distributions from net investment income	(.190)	(.375)	(.387)	(.393)	(.405)	(.422)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.194)	(.444)	(.482)	(.468)	(.540)	(.594)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.93	$ 11.62	$ 12.40	$ 12.45	$ 12.55	$ 12.84
Total Return B, C, D	4.35%	(2.81)%	3.57%	2.99%	2.06%	5.46%
Ratios to Average Net Assets F
Expenses before reductions	1.40% A	1.41%	1.41%	1.42%	1.42%	1.41%
Expenses net of fee waivers, if any	1.40% A	1.41%	1.41%	1.42%	1.42%	1.41%
Expenses net of all reductions	1.38% A	1.37%	1.39%	1.39%	1.41%	1.40%
Net investment income	3.17% A	3.08%	3.11%	3.15%	3.28%	3.37%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 5	$ 5	$ 5	$ 5
Portfolio turnover rate	28% A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 G

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 12.40	$ 12.44	$ 12.55	$ 12.83	$ 12.75
Income from Investment Operations
Net investment income E	.185	.364	.371	.382	.397	.411
Net realized and unrealized gain (loss)	.314	(.721)	.061	(.035)	(.149)	.248
Total from investment operations	.499	(.357)	.432	.347	.248	.659
Distributions from net investment income	(.185)	(.364)	(.377)	(.382)	(.393)	(.407)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.189)	(.433)	(.472)	(.457)	(.528)	(.579)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.92	$ 11.61	$ 12.40	$ 12.44	$ 12.55	$ 12.83
Total Return B, C, D	4.31%	(2.98)%	3.56%	2.81%	2.04%	5.34%
Ratios to Average Net Assets F
Expenses before reductions	1.48% A	1.50%	1.50%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.48% A	1.50%	1.50%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.46% A	1.47%	1.48%	1.49%	1.51%	1.51%
Net investment income	3.09% A	2.99%	3.02%	3.06%	3.18%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 8	$ 10	$ 10	$ 11	$ 12
Portfolio turnover rate	28% A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 F

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 12.40	$ 12.45	$ 12.55	$ 12.83	$ 12.75
Income from Investment Operations
Net investment income D	.247	.491	.499	.512	.527	.544
Net realized and unrealized gain (loss)	.313	(.722)	.050	(.025)	(.149)	.247
Total from investment operations	.560	(.231)	.549	.487	.378	.791
Distributions from net investment income	(.246)	(.490)	(.504)	(.512)	(.523)	(.539)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.250)	(.559)	(.599)	(.587)	(.658)	(.711)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 11.92	$ 11.61	$ 12.40	$ 12.45	$ 12.55	$ 12.83
Total Return B, C	4.85%	(1.97)%	4.55%	3.97%	3.11%	6.44%
Ratios to Average Net Assets E
Expenses before reductions	.46% A	.46%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46% A	.46%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.45% A	.43%	.44%	.45%	.47%	.48%
Net investment income	4.10% A	4.03%	4.05%	4.10%	4.22%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,604	$ 1,543	$ 1,611	$ 1,601	$ 1,506	$ 1,550
Portfolio turnover rate	28% A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 F

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 12.42	$ 12.47	$ 12.57	$ 12.85	$ 12.76
Income from Investment Operations
Net investment income D	.245	.486	.493	.509	.529	.546
Net realized and unrealized gain (loss)	.314	(.722)	.049	(.025)	(.151)	.254
Total from investment operations	.559	(.236)	.542	.484	.378	.800
Distributions from net investment income	(.245)	(.485)	(.497)	(.509)	(.523)	(.538)
Distributions from net realized gain	(.004)	(.069)	(.095)	(.075)	(.135)	(.172)
Total distributions	(.249)	(.554)	(.592)	(.584)	(.658)	(.710)
Redemption fees added to paid in capitalD, G	-	-	-	-	-	-
Net asset value, end of period	$ 11.94	$ 11.63	$ 12.42	$ 12.47	$ 12.57	$ 12.85
Total Return B, C	4.83%	(2.00)%	4.48%	3.94%	3.10%	6.51%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.50%	.53%	.50%	.47%	.49%
Expenses net of fee waivers, if any	.48%A	.50%	.53%	.50%	.47%	.49%
Expenses net of all reductions	.47%A	.47%	.50%	.46%	.47%	.49%
Net investment income	4.08%A	3.99%	3.99%	4.08%	4.23%	4.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,387	$ 10,930	$ 7,882	$ 2,143	$ 1,057	$ 264
Portfolio turnover rate	28%A	27%	23%	19%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 37,079
Unrealized depreciation	(31,314)
Net unrealized appreciation (depreciation)	$ 5,765
Cost for federal income tax purposes	$ 1,657,008

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $283,773 and $232,752, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 30	$ 5
Class T	0%	.25%	8	-
Class B	.65%	.25%	22	16
Class C	.75%	.25%	48	12
			$ 108	$ 33

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	2
Class B*	12
Class C*	1
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 12.10
Class T	3.08
Class B	3.11
Class C	4.09
California Municipal Income	552.07
Institutional Class	7.09
	$ 581

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $12 and $112, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
California Municipal Income	$ 8

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
From net investment income
Class A	$ 457	$ 552
Class T	123	183
Class B	77	158
Class C	151	275
California Municipal Income	33,586	64,032
Institutional Class	331	336
Total	$ 34,725	$ 65,536
From net realized gain
Class A	$ 7	$ 81
Class T	2	28
Class B	2	30
Class C	3	53
California Municipal Income	549	9,038
Institutional Class	5	47
Total	$ 568	$ 9,277

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Class A
Shares sold	1,111	1,031	$ 13,269	$ 12,553
Reinvestment of distributions	24	32	286	389
Shares redeemed	(341)	(410)	(4,094)	(5,007)
Net increase (decrease)	794	653	$ 9,461	$ 7,935
Class T
Shares sold	202	88	$ 2,422	$ 1,089
Reinvestment of distributions	8	14	96	167
Shares redeemed	(32)	(58)	(389)	(712)
Net increase (decrease)	178	44	$ 2,129	$ 544
Class B
Shares sold	44	50	$ 526	$ 610
Reinvestment of distributions	3	6	32	72
Shares redeemed	(82)	(62)	(980)	(759)
Net increase (decrease)	(35)	(6)	$ (422)	$ (77)
Class C
Shares sold	281	204	$ 3,352	$ 2,490
Reinvestment of distributions	7	15	86	183
Shares redeemed	(99)	(305)	(1,175)	(3,710)
Net increase (decrease)	189	(86)	$ 2,263	$ (1,037)
California Municipal Income
Shares sold	18,755	28,642	$ 223,682	$ 349,083
Reinvestment of distributions	1,957	4,111	23,312	49,922
Shares redeemed	(19,115)	(29,771)	(227,580)	(361,103)
Net increase (decrease)	1,597	2,982	$ 19,414	$ 37,902
Institutional Class
Shares sold	858	552	$ 10,253	$ 6,705
Reinvestment of distributions	17	11	203	132
Shares redeemed	(359)	(258)	(4,282)	(3,126)
Net increase (decrease)	516	305	$ 6,174	$ 3,711

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity California Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity California Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity California Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Fidelity California Municipal Income (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCMI-USAN-1008
1.790937.105

Fidelity®

California Short-Intermediate Tax-Free Bond Fund

Semiannual Report

August 31, 2008

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 1,033.50	$ 1.79
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.44	$ 1.79

* Expenses are equal to the Fund's annualized expense ratio of .35%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.9	31.9
Escrowed/Pre-Refunded	23.2	24.0
Electric Utilities	9.5	8.6
Health Care	9.5	6.7
Special Tax	8.5	12.7
Weighted Average Maturity as of August 31, 2008
		6 months ago
Years	3.6	3.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	3.2	3.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
AAA 37.8%	AAA 54.1%
AA,A 53.2%	AA,A 36.8%
BBB 4.9%	BBB 5.1%
BB and Below 0.1%	BB and Below 0.2%
Not Rated 0.8%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Semiannual Report

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.1%
	Principal Amount	Value
California - 88.4%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.) 4.375% 8/1/13	$ 220,000	$ 212,124
Alameda County Ctfs. of Prtn. Series A, 5.375% 12/1/09 (MBIA Insured)	170,000	176,314
Alameda Unified School District Gen. Oblig. 5.5% 7/1/13 (FSA Insured)	25,000	27,930
Alhambra Unified School District Ctfs. of Prtn. 5.5% 4/1/15 (FSA Insured)	1,000,000	1,047,300
Anaheim Union High School District Series A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (b)	155,000	169,522
Bay Area Infrastructure Fing. Auth. 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,030,230
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2001 D, 5% 4/1/10	245,000	256,297
Big Bear Lake Wtr. Rev. 6% 4/1/11 (MBIA Insured)	1,225,000	1,291,260
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed:
Series 2002 A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (b)	165,000	184,328
Series A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (b)	125,000	139,643
California Dept. of Trans. Rev. Series A:
5% 2/1/11 (MBIA Insured)	355,000	376,982
5% 2/1/12 (FGIC Insured)	100,000	107,574
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series J3, 7% 12/1/12 (Escrowed to Maturity) (b)	70,000	82,692
Series Q, 6% 12/1/09	40,000	42,058
Series T, 5.5% 12/1/08	95,000	95,924
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/11 (MBIA Insured)	1,050,000	1,129,370
5.5% 5/1/12 (MBIA Insured)	2,500,000	2,741,275
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (b)	3,025,000	3,373,541
Series A:
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (b)	1,110,000	1,223,409
5.25% 5/1/12 (FSA Insured)	605,000	659,039
5.25% 5/1/12 (MBIA Insured)	135,000	146,615
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (b)	6,000,000	6,676,380
5.5% 5/1/10	220,000	232,566
5.5% 5/1/13 (AMBAC Insured)	615,000	676,758
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.5% 5/1/15 (AMBAC Insured)	$ 2,000,000	$ 2,165,940
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (b)	4,000,000	4,495,640
6% 5/1/13	1,460,000	1,623,710
California Dept. of Wtr. Resources Wtr. Rev.:
Series W, 5.5% 12/1/13 (FSA Insured)	110,000	124,094
5.5% 12/1/09 (AMBAC Insured)	100,000	104,558
California Econ. Recovery:
Series 2004 A:
5% 7/1/09	740,000	760,217
5% 7/1/10 (MBIA Insured)	350,000	368,522
5% 7/1/12 (MBIA Insured)	585,000	634,450
5% 7/1/15	525,000	572,502
5.25% 1/1/11	1,155,000	1,231,946
5.25% 7/1/12	1,215,000	1,328,675
5.25% 7/1/12 (FGIC Insured)	215,000	235,115
5.25% 7/1/13	605,000	668,561
5.25% 7/1/13 (MBIA Insured)	3,410,000	3,768,255
Series 2008 A, 5% 7/1/09	1,300,000	1,335,516
Series 2008 B, 4%, tender 3/1/10 (a)	2,000,000	2,052,540
Series 2008 B4, 5%, tender 7/1/10 (a)	1,500,000	1,575,240
Series 2008 B7, 5%, tender 7/1/11 (a)	735,000	785,002
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) 5% 2/1/13	1,265,000	1,274,892
(Stanford Univ. Proj.) Series T4, 5% 3/15/14	3,000,000	3,313,290
California Gen. Oblig.:
Series AR, 10% 10/1/08	40,000	40,254
Series AT, 9.75% 2/1/09	10,000	10,322
0% 4/1/11	15,000	13,872
4% 8/1/13	1,000,000	1,039,740
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (b)	20,000	21,000
4.75% 9/1/08	100,000	100,000
5% 3/1/09	150,000	152,429
5% 3/1/09	65,000	66,052
5% 2/1/10	175,000	182,252
5% 2/1/10	115,000	119,766
5% 2/1/10	100,000	104,144
5% 3/1/10	65,000	67,803
5% 6/1/10	75,000	78,698
5% 2/1/11	2,550,000	2,691,296
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 2/1/11	$ 555,000	$ 585,753
5% 5/1/11	95,000	100,716
5% 6/1/11 (MBIA Insured)	60,000	63,703
5% 9/1/11	2,085,000	2,223,798
5% 2/1/12	260,000	278,028
5% 2/1/12	120,000	128,321
5% 2/1/12	60,000	64,160
5% 3/1/12	1,425,000	1,526,132
5% 4/1/12	125,000	134,070
5% 10/1/12	2,000,000	2,160,280
5% 2/1/13	55,000	59,274
5% 2/1/13	175,000	188,598
5% 6/1/13	1,000,000	1,082,680
5% 10/1/13	50,000	53,709
5% 11/1/13	1,000,000	1,087,400
5% 8/1/14	4,000,000	4,342,080
5% 11/1/14	2,425,000	2,637,430
5.25% 10/1/12	110,000	119,866
5.25% 3/1/13 (Pre-Refunded to 3/1/10 @ 101) (b)	80,000	84,530
5.25% 10/1/13	185,000	203,176
5.25% 2/1/14 (FSA Insured)	270,000	297,011
5.25% 2/1/15	40,000	43,374
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (b)	75,000	80,119
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (b)	25,000	26,392
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (b)	35,000	37,189
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (b)	45,000	48,209
5.25% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (b)	2,000,000	2,256,760
5.5% 4/1/11	45,000	48,194
5.75% 10/1/10	60,000	64,296
5.75% 2/1/11 (FGIC Insured)	20,000	21,456
5.75% 10/1/11	170,000	185,303
5.75% 11/1/11	100,000	109,202
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (b)	75,000	79,795
6% 2/1/09	185,000	188,234
6% 9/1/09	110,000	114,598
6% 10/1/09 (FGIC Insured)	40,000	41,671
6.25% 9/1/09	85,000	88,761
6.25% 9/1/12	470,000	515,402
6.6% 2/1/09 (AMBAC Insured)	210,000	214,250
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
7% 2/1/09	$ 35,000	$ 35,754
7% 10/1/09	10,000	10,553
10% 9/1/09	85,000	91,793
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2005 G, 5% 7/1/09	635,000	650,494
Series 2008 H, 5.125% 7/1/22	1,000,000	995,200
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	100,000	102,855
5% 11/15/14	50,000	52,634
(Scripps Health Sys. Proj.) Series 2008 A:
3% 10/1/08	310,000	310,239
5% 10/1/15	1,000,000	1,049,120
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (a)	1,800,000	1,837,332
(Sutter Health Proj.) Series A:
5% 8/15/09	1,000,000	1,030,200
5% 8/15/12	2,000,000	2,124,080
California Infrastructure & Econ. Dev. Bank Rev.:
(Asian Art Museum of San Francisco Proj.) Series 2000, 5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (b)	80,000	85,711
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A, 5% 7/1/11 (Escrowed to Maturity) (b)	135,000	145,141
(California Independent Sys. Operator Corp. Proj.) Series 2008 A, 5% 2/1/12	2,500,000	2,659,950
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
4% 12/1/09	100,000	101,684
4% 12/1/10	100,000	102,960
(The J. Paul Getty Trust Proj.):
Series 2003 A, 3.9%, tender 12/1/11 (a)	2,325,000	2,411,699
Series 2003 C, 3.9%, tender 12/1/11 (a)	1,745,000	1,815,585
Series 2004 A, 4%, tender 12/1/11 (a)	1,380,000	1,435,711
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	50,091
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.):
4.5% 4/1/13	365,000	381,870
5% 4/1/14	200,000	214,650
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.):
Series A:
5% 6/1/11	$ 125,000	$ 132,340
5.25% 6/1/12	55,000	59,044
5.25% 6/1/14	70,000	76,242
5% 6/1/10	550,000	571,549
(Dept. of Corrections & Rehab. Proj.) Series 2007 F, 4% 11/1/13	165,000	170,828
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	43,286
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	100,000	105,678
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	109,898
5.5% 6/1/14 (MBIA Insured)	50,000	55,609
Series 2004 D, 5% 12/1/15 (MBIA Insured)	150,000	160,599
Series A, 5.25% 6/1/10 (AMBAC Insured)	50,000	52,494
Series C, 5.2% 12/1/09 (MBIA Insured)	135,000	139,726
Series J, 5% 1/1/10 (AMBAC Insured)	130,000	134,258
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	346,832
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	1,012,091
(Judicial Council Proj.) Series 2007 G, 3.7% 11/1/12	110,000	112,943
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	200,000	219,064
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	54,358
(Various California State Univ. Projs.):
Series 2005 L, 5.25% 11/1/09	260,000	270,262
Series A, 5.5% 6/1/14	155,000	170,078
Series B:
5.55% 6/1/10	100,000	106,026
5.55% 6/1/10 (MBIA Insured)	250,000	263,960
Series 2007 F, 4% 11/1/12	110,000	114,442
California State L.A. Univ. Auxiliary Services, Inc. Auxiliary Organization 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (b)	40,000	43,128
California State Univ. Rev.:
Series B, 5% 11/1/11 (AMBAC Insured)	40,000	42,929
5% 11/1/10 (FSA Insured)	1,005,000	1,064,406
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (b)	$ 35,000	$ 39,594
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (a)	1,000,000	1,002,040
Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (a)	2,000,000	2,004,080
California Statewide Communities Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series F:
5% 7/1/09	1,050,000	1,058,463
5% 7/1/10	1,545,000	1,567,217
(Enloe Health Sys. Proj.):
Series 2008 A:
5% 8/15/09	500,000	509,495
5% 8/15/11	1,050,000	1,089,543
5.5% 8/15/14	1,435,000	1,536,914
5% 8/15/15	60,000	62,571
(Kaiser Permanente Health Sys. Proj.):
Series 2001 B, 3.9%, tender 7/1/14 (a)	1,100,000	1,090,903
Series 2004 E, 3.875%, tender 4/1/10 (a)	375,000	382,328
Series B, 2.65% 4/1/36 (a)	1,000,000	715,640
Series I, 3.45%, tender 5/1/11 (a)	2,000,000	2,022,260
(Sr. Living Presbyterian Homes Proj.) Series A, 4.5% 11/15/10	445,000	447,100
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	1,500,000	1,626,615
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (b)	975,000	1,114,084
California Statewide Communities Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (b)	15,000	16,656
5% 10/1/13 (FSA Insured)	40,000	43,956
Capistrano Unified School District Cmnty. Facilities District #98-2, Ladera 5.75% 9/1/29 (Pre-Refunded to 9/1/09 @ 102) (b)	330,000	350,153
Carmichael Wtr. District Wtr. Rev. Ctfs. of Prtn. 4.75% 9/1/09 (MBIA Insured)	70,000	71,693
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,025,000	1,149,281
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (b)	30,000	33,298
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Chaffey Unified High School District:
Series B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (b)	$ 70,000	$ 75,333
5% 8/1/12 (FGIC Insured)	20,000	21,579
Contra Costa County Pub. Fing. Auth. Lease Rev. Series B:
4.5% 6/1/09 (MBIA Insured)	40,000	40,702
5% 6/1/10 (MBIA Insured)	2,000,000	2,090,200
Contra Costa Trans. Auth. Sales Tax Rev. Series A, 6% 3/1/09 (FGIC Insured)	200,000	203,824
Davis Spl. Tax Rev.:
5% 9/1/09 (AMBAC Insured)	540,000	556,097
5% 9/1/10 (AMBAC Insured)	565,000	589,137
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	48,083
5% 8/1/12 (FSA Insured)	55,000	59,555
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,759
Elk Grove Cmnty. Facilities District #2003-1 Spl. Tax 6% 9/1/28 (Pre-Refunded to 9/1/08 @ 101) (b)	50,000	50,500
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.):
4% 5/1/11 (CIFG North America Insured)	240,000	245,710
4% 5/1/12 (CIFG North America Insured)	300,000	307,482
Foothill-De Anza Cmnty. College District Series 2007 B, 4% 8/1/10 (AMBAC Insured)	2,000,000	2,075,640
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (MBIA Insured)	35,000	35,962
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (b)	85,000	93,127
Fresno Swr. Rev. Series A, 6% 9/1/09 (MBIA Insured)	100,000	103,938
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (b)	2,670,000	3,088,843
Series 2003 B, 5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	825,000	891,322
Series A1, 5% 6/1/11	1,000,000	1,017,600
Series B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (b)	775,000	837,302
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	205,000	221,480
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series B:
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (b)	$ 60,000	$ 63,151
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (b)	7,470,000	8,233,725
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	2,110,000	2,325,726
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	1,000,000	1,102,240
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (b)	115,000	121,277
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (b)	175,000	193,848
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (b)	1,830,000	2,027,091
Grossmont-Cuyamaca Cmnty. College District 5% 8/1/12 (Assured Guaranty Corp. Insured)	2,915,000	3,167,672
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (a)	500,000	509,430
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (MBIA Insured)	50,000	54,548
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (b)	170,000	186,585
Kern County High School District Series A, 6.3% 8/1/10 (MBIA Insured)	75,000	80,758
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A:
5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,582,443
5.4% 1/15/15 (Pre-Refunded to 1/15/09 @ 101) (b)	50,000	51,214
Los Angeles Cmnty. College District Series 2005 A, 5.25% 8/1/14 (FSA Insured)	4,000,000	4,481,560
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (b)	100,000	89,073
(Disney Parking Proj.) 0% 3/1/14	20,000	16,169
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.):
First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	35,000	38,485
Second Series 1999 A, 6% 7/1/09	200,000	206,842
Series 2005 B, 5% 7/1/09	45,000	46,229
Los Angeles County Pub. Works Fing. Auth. Lease Rev. (Multiple Cap. Facilities #6 Proj.) Series A, 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (b)	105,000	111,637
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (MBIA Insured)	$ 35,000	$ 37,714
(Reg'l. Park & Open Space District Proj.):
5% 10/1/12 (FSA Insured)	105,000	114,385
5% 10/1/14 (FSA Insured)	25,000	27,728
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series 2003 B, 5% 5/15/10 (MBIA Insured)	65,000	67,670
Series B, 5% 5/15/14 (MBIA Insured)	165,000	180,348
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (MBIA Insured)	120,000	129,011
Series A1, 5% 7/1/12 (MBIA Insured)	25,000	27,038
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (MBIA Insured)	170,000	188,275
Series 2003 A, 5% 9/1/13 (MBIA Insured)	20,000	21,919
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	36,173
Series A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (b)	60,000	64,766
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 3.5% 9/1/09	525,000	533,993
Los Angeles Sanitation Equip. Charge Rev. Series A, 5% 2/1/09 (AMBAC Insured)	25,000	25,280
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Services Lease Proj.) Series A, 5.625% 5/1/11	50,000	52,421
Los Angeles Unified School District:
(Election of 1997 Proj.):
Series 1999 C, 5.25% 7/1/11 (Pre-Refunded to 7/1/09 @ 101) (b)	50,000	52,033
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (b)	80,000	85,274
Series 2002 E:
5% 7/1/09 (MBIA Insured)	55,000	56,488
5.5% 7/1/13 (MBIA Insured)	40,000	43,784
5.5% 7/1/14 (MBIA Insured)	1,300,000	1,412,645
Series 2003 F, 5% 7/1/14 (FSA Insured)	25,000	27,241
(Election of 2002 Proj.) Series 2003 A:
5% 7/1/13 (MBIA Insured)	25,000	27,312
5% 7/1/22 (Pre-Refunded to 7/1/13 @ 100) (b)	5,000,000	5,526,350
(Election of 2004 Proj.) Series 2006 G, 5% 7/1/10 (AMBAC Insured)	2,200,000	2,315,214
Series 1997 A, 6% 7/1/14 (FGIC Insured)	2,835,000	3,268,301
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District: - continued
Series E, 5% 7/1/10	$ 1,865,000	$ 1,961,980
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series A:
5% 8/1/09 (Escrowed to Maturity) (b)	45,000	46,423
5% 8/1/10 (Escrowed to Maturity) (b)	60,000	63,434
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/12 (FSA Insured)	145,000	151,587
4% 7/1/13 (FSA Insured)	175,000	183,363
5% 7/1/14 (FSA Insured)	2,000,000	2,199,900
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	26,990
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2004 B, 5% 7/1/10	90,000	94,763
Series A:
5% 7/1/13	35,000	38,534
5.25% 7/1/10 (Escrowed to Maturity) (b)	70,000	74,146
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (b)	270,000	293,104
Series B, 5% 7/1/11	160,000	171,563
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (b)	15,000	16,433
Moreno Valley Ctfs. of Prtn. 5% 5/1/09 (MBIA Insured)	10,000	10,195
New Haven Unified School District Series B, 7.9% 8/1/12 (MBIA Insured)	100,000	117,940
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (b)	45,000	49,625
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (MBIA Insured)	60,000	66,076
5% 8/1/16 (MBIA Insured)	35,000	38,331
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	1,000,000	1,015,980
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/11	1,350,000	1,428,570
Northern California Power Agency Rev.:
(Geothermal #3 Proj.):
Series A, 5.85% 7/1/10 (Escrowed to Maturity) (b)	25,000	26,679
5.85% 7/1/10 (AMBAC Insured)	25,000	26,618
Series A, 5.8% 7/1/09 (Escrowed to Maturity) (b)	60,000	62,116
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 5% 4/1/09 (AMBAC Insured)	75,000	76,335
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Oakland Joint Powers Fing. Auth. Series A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,054,470
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,429,072
Oakland Joint Powers Fing. Auth. Lease Rev. (Oakland Convention Centers Proj.) 5.25% 10/1/09 (AMBAC Insured)	50,000	51,833
Oakland Unified School District Alameda County 5% 8/1/12 (MBIA Insured)	60,000	64,279
Orange County Local Trans. Auth. Sales Tax Rev.:
Series A, 5.5% 2/15/11 (MBIA Insured)	20,000	21,445
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	140,000	147,372
Orange County Rfdg. Recovery Series A:
5% 6/1/11 (MBIA Insured)	150,000	159,789
6% 6/1/09 (Escrowed to Maturity) (b)	85,000	87,853
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (FGIC Insured)	25,000	26,563
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (b)	50,000	54,027
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (b)	50,000	54,271
5% 11/1/10 (FGIC Insured)	35,000	37,168
Pleasanton Joint Powers Fing. Auth. Rev. Series B, 5.25% 9/2/08 (FSA Insured)	120,000	120,000
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (b)	50,000	53,982
Series B, 5% 8/1/14 (FSA Insured)	60,000	66,417
5% 8/1/11 (FSA Insured)	100,000	107,143
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	30,000	32,020
5% 2/1/12 (Escrowed to Maturity) (b)	10,000	10,812
Port of Oakland Rev. Series M, 5% 11/1/12 (FGIC Insured)	85,000	91,321
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (a)	1,215,000	1,150,435
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (a)	2,400,000	1,907,952
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (a)	1,225,000	1,241,403
4%, tender 12/1/11 (FSA Insured) (a)	1,500,000	1,560,555
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	$ 1,205,000	$ 1,268,913
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	49,476
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (MBIA Insured)	1,000,000	1,093,490
Riverside County Pub. Fing. Auth. Rev. (Rancho Village Proj.) Series A, 4.55% 9/2/08 (AMBAC Insured)	55,000	55,000
Riverside County Trans. Commission Sales Tax Rev. 4%, tender 12/1/09 (a)	1,400,000	1,424,696
Sacramento City Fing. Auth. Rev.:
Series A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (b)	130,000	141,203
5% 12/1/14 (FGIC Insured)	40,000	43,617
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (b)	140,000	149,995
San Bernardino County Trans. Auth. Sales Tax Rev. Series A, 5% 3/1/10 (AMBAC Insured)	260,000	271,172
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (FGIC Insured)	50,000	54,946
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (MBIA Insured)	200,000	211,972
5% 8/1/12 (MBIA Insured)	950,000	1,015,930
San Diego Unified School District (Election of 1998 Proj.):
Series 2002 D, 5.25% 7/1/20 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (b)	3,000,000	3,276,840
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (b)	2,000,000	2,205,040
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (b)	1,695,000	1,868,771
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	81,745
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (MBIA Insured)	25,000	26,651
(San Francisco Civic Ctr. Complex Proj.) Series A, 6% 12/1/09 (AMBAC Insured)	55,000	57,509
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (MBIA Insured)	200,000	214,710
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	75,000	78,820
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (MBIA Insured)	$ 45,000	$ 48,223
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	27,465
Santa Clara County Fing. Auth. Lease Rev. (VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	268,889
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (FGIC Insured)	35,000	37,815
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B, 7.25% 8/1/11 (MBIA Insured)	1,425,000	1,605,562
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (b)	20,000	22,728
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	60,726
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C, 6.5% 8/15/10 (FGIC Insured)	160,000	168,246
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	80,000	86,278
6.75% 7/1/12	30,000	33,966
6.75% 7/1/13	65,000	74,767
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	223,490
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Series 2002 B, 5% 7/1/12 (FSA Insured)	55,000	59,586
Southwestern Cmnty. College District Gen. Oblig.:
Series B, 5.25% 8/1/14 (FGIC Insured)	25,000	27,795
5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (b)	45,000	50,226
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	53,951
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	50,000	55,101
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (b)	60,000	64,378
Univ. of California Revs.:
(Multiple Purp. Projs.):
Series O, 5.75% 9/1/09 (FGIC Insured)	35,000	36,251
Series Q, 5% 9/1/11 (FSA Insured)	50,000	53,731
Series A:
5% 5/15/10 (AMBAC Insured)	120,000	125,790
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series A:
5% 5/15/12 (AMBAC Insured)	$ 80,000	$ 86,518
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	50,000	52,911
Washington Township Health Care District Rev. Series A, 5% 7/1/12	385,000	399,753
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (a)	1,250,000	1,267,825
Westlands Wtr. District Rev. Ctfs. of Prtn. Series A, 5% 3/1/29 (Pre-Refunded to 3/1/09 @ 101) (b)	165,000	169,514
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (b)	40,000	32,871
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,786
		207,314,350
Guam - 0.6%
Guam Ed. Fing. Foundation Series A, 5% 10/1/09	1,000,000	1,021,300
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5% 7/1/09	260,000	261,422
		1,282,722
Puerto Rico - 2.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. 5.5% 7/1/09 (FSA Insured)	225,000	230,191
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	325,000	346,765
Series B, 5.5% 7/1/11 (FGIC Insured)	250,000	261,338
5.25% 7/1/09 (FGIC Insured)	1,935,000	1,970,140
5.25% 7/1/10 (FGIC Insured)	170,000	175,542
6.5% 7/1/12 (FSA Insured)	1,140,000	1,265,685
6.5% 7/1/12 (MBIA Insured)	75,000	82,225
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,000,000	1,035,440
Puerto Rico Pub. Bldg. Auth. Rev. Series M, 5.5% 7/1/10	385,000	398,132
Univ. of Puerto Rico Series Q, 5% 6/1/09	500,000	509,110
		6,274,568
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Rev.:
4% 10/1/09 (FGIC Insured)	$ 350,000	$ 355,194
4% 10/1/10 (FGIC Insured)	580,000	588,416
		943,610
TOTAL MUNICIPAL BONDS (Cost $212,573,190)		215,815,250
Municipal Notes - 4.7%

California - 4.7%
Desert Cmnty. College District Participating VRDN Series MS 2764X, 1.91% (Liquidity Facility Morgan Stanley) (a)(c)	2,510,000	2,510,000
San Diego Unified School District Participating VRDN Series MS 1499, 1.86% (Liquidity Facility Morgan Stanley) (a)(c)	3,500,000	3,500,000
Vista Unified School District Participating VRDN Series BA 08 3042X, 1.91% (Liquidity Facility Bank of America NA) (a)(c)	5,000,000	5,000,000
TOTAL MUNICIPAL NOTES (Cost $11,010,000)		11,010,000
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $223,583,190)		226,825,250
NET OTHER ASSETS - 3.2%		7,569,648
NET ASSETS - 100%		$ 234,394,898
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 226,825,250	$ -	$ 226,825,250	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	29.9%
Escrowed/Pre-Refunded	23.2%
Electric Utilities	9.5%
Health Care	9.5%
Special Tax	8.5%
Other	6.8%
Others* (individually less than 5%)	12.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $223,583,190)		$ 226,825,250
Cash		4,686,249
Receivable for investments sold		48,000
Receivable for fund shares sold		736,504
Interest receivable		2,329,017
Prepaid expenses		101
Receivable from investment adviser for expense reductions		23,461
Other receivables		46,458
Total assets		234,695,040

Liabilities
Payable for fund shares redeemed	$ 36,497
Distributions payable	111,821
Accrued management fee	67,932
Transfer agent fee payable	37,913
Other affiliated payables	17,258
Other payables and accrued expenses	28,721
Total liabilities		300,142

Net Assets		$ 234,394,898
Net Assets consist of:
Paid in capital		$ 230,800,084
Undistributed net investment income		6,337
Accumulated undistributed net realized gain (loss) on investments		346,417
Net unrealized appreciation (depreciation) on investments		3,242,060
Net Assets, for 22,825,848 shares outstanding		$ 234,394,898
Net Asset Value, offering price and redemption price per share ($234,394,898 ÷ 22,825,848 shares)		$ 10.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Interest		$ 3,060,204

Expenses
Management fee	$ 336,192
Transfer agent fees	55,255
Accounting fees and expenses	23,828
Custodian fees and expenses	1,416
Independent trustees' compensation	359
Registration fees	10,058
Audit	25,082
Legal	274
Miscellaneous	350
Total expenses before reductions	452,814
Expense reductions	(192,688)	260,126
Net investment income		2,800,078
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		356,075
Change in net unrealized appreciation (depreciation) on investment securities		2,833,186
Net gain (loss)		3,189,261
Net increase (decrease) in net assets resulting from operations		$ 5,989,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,800,078	$ 3,932,699
Net realized gain (loss)	356,075	56,619
Change in net unrealized appreciation (depreciation)	2,833,186	(75,322)
Net increase (decrease) in net assets resulting from operations	5,989,339	3,913,996
Distributions to shareholders from net investment income	(2,797,033)	(3,929,413)
Distributions to shareholders from net realized gain	-	(87,345)
Total distributions	(2,797,033)	(4,016,758)
Share transactions Proceeds from sales of shares	123,396,708	77,919,893
Reinvestment of distributions	2,190,263	3,175,835
Cost of shares redeemed	(41,935,060)	(35,502,294)
Net increase (decrease) in net assets resulting from share transactions	83,651,911	45,593,434
Redemption fees	4,713	6,571
Total increase (decrease) in net assets	86,848,930	45,497,243

Net Assets
Beginning of period	147,545,968	102,048,725
End of period (including undistributed net investment income of $6,337 and undistributed net investment income of $3,292, respectively)	$ 234,394,898	$ 147,545,968
Other Information Shares
Sold	12,104,110	7,702,098
Issued in reinvestment of distributions	214,964	314,767
Redeemed	(4,113,690)	(3,522,301)
Net increase (decrease)	8,205,384	4,494,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.08	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income D	.154	.335	.328	.105
Net realized and unrealized gain (loss)	.181	.017 E	.021	.059
Total from investment operations	.335	.352	.349	.164
Distributions from net investment income	(.155)	(.336)	(.328)	(.104)
Distributions from net realized gain	-	(.007)	(.001)	-
Total distributions	(.155)	(.343)	(.329)	(.104)
Redemption fees added to paid in capital D	- I	.001	- I	- I
Net asset value, end of period	$ 10.27	$ 10.09	$ 10.08	$ 10.06
Total Return B, C	3.35%	3.55%	3.54%	1.64%
Ratios to Average Net Assets G
Expenses before reductions	.49% A	.52%	.57%	.94% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35% A
Expenses net of all reductions	.28% A	.27%	.26%	.23% A
Net investment income	3.01% A	3.32%	3.27%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 234,395	$ 147,546	$ 102,049	$ 54,387
Portfolio turnover rate	38% A	13%	16%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period October 25, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Fidelity California Short-Intermediate Tax-Free Bond Fund (the Fund) is a non-
diversified fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,600,771
Unrealized depreciation	(362,891)
Net unrealized appreciation (depreciation)	$ 3,237,880
Cost for federal income tax purposes	$ 223,587,370

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $102,480,811 and $32,943,173, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .06% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $106 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $127,647.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $1,416, $51,991 and $11,634, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Short-Intermediate Tax-Free Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-
advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2007, the fund's total return, the total returns of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity California Short-Intermediate Tax-Free Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the period shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Short-Intermediate Tax-Free Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CSI-USAN-1008
1.817079.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2008